UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.9%
Diversified Financial Services - 4.9%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$3,000,828
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	6,885,000	6,923,522
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(1)	3,380,000	3,342,820
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.48% due 10/20/2027*(1)	3,000,000	2,991,900
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.60% due 03/11/2039,(2)	2,289,419	2,299,614
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045,(2)	1,020,000	1,057,369
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.95% due 06/10/2046,(2)	2,925,362	2,968,508
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*,(2)	1,770,034	1,778,421
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,795,000	1,794,097
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	2,197,615	2,198,296
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,315,956
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,494,201
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	596,161
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,255,299
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(2)	3,280,677	3,440,706
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.27% due 04/15/2041(2)	1,358,759	1,466,425
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(2)	4,850,475	5,120,835
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	830,678

Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,270,776
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	910,000	918,204
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,680,679
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2035*(2)	3,400,000	3,366,636
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,460,687
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,079,570
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,601,199
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	3,143,837	3,233,188
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,031,810
Westlake Automobile Receivables Trust 2014-2 Series 2014-A2, Class 2A 0.97% due 10/16/2017*	1,546,719	1,546,167

Total Asset Backed Securities
(cost $69,583,777)		69,064,552

U.S. CORPORATE BONDS & NOTES - 12.9%
Airlines - 0.2%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,960,529	2,195,793

Auto-Cars/Light Trucks - 0.7%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	184,985
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,046,472
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	212,404
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,960,742
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	742,966

		10,147,569

Banks-Commercial - 0.3%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	454,627
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,173,031

PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	863,387

		3,491,045

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,792,581
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,248,384

		4,040,965

Banks-Super Regional - 0.7%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,050,763
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,114,957
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	521,642
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,372,730
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,398,418
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	576,162

		10,034,672

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,569,290

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	198,772

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,461,250

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,051,160
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,870,998
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	223,941

		4,146,099

Computers-Memory Devices - 0.1%

EMC Corp. Senior Notes 1.88% due 06/01/2018	375,000	375,930
EMC Corp. Senior Notes 2.65% due 06/01/2020	625,000	630,993
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	991,018

		1,997,941

Diversified Banking Institutions - 1.8%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,924,472
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,299,862
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,053,081
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,603,318
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,922,096
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,316,005
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	373,905
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,184,536
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,405,388
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,202,638
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,215,412

		25,500,713

Diversified Financial Services - 0.9%

General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	6,000,000	6,695,904
General Electric Capital Corp. Company Guar. Notes 6.15% due 08/07/2037	2,315,000	3,016,366
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	2,320,000	3,141,675
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	60,000	84,007

		12,937,952

Diversified Manufacturing Operations - 0.1%

Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	654,583

E-Commerce/Products - 0.2%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,125,000	2,183,563

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	566,990
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,001,656
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	875,707

		3,444,353

Finance-Commercial - 0.9%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,120,604
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,320,410

		13,441,014

Insurance-Life/Health - 0.7%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,048,335
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,528,431

		9,576,766

Insurance-Multi-line - 0.1%

MetLife, Inc. Senior Notes 1.90% due 12/15/2017(4)	425,000	428,106
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,080,498

		1,508,604

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,015,779

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,121,337
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	918,892
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	582,232

		2,622,461

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	760,102

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,080,216
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,734,585
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	436,365
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	165,000	166,797

		4,178,065

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,839,202
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,111,000	1,263,013

		4,102,215

Medical-Drugs - 1.1%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	359,599
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,726,673
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	557,962
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	1,026,289
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	610,448
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,608,551
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,867,741
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	752,002
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,829,711
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,855,157

		16,194,133

Medical-HMO - 0.3%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	397,700

Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	765,930
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,403,655
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,237,824

		4,805,109

Medical-Hospitals - 0.2%

Dignity Health Notes 2.64% due 11/01/2019	260,000	265,237
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	553,412
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	674,876
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,234,108

		2,727,633

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,610,953
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,880,190

		4,491,143

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	256,632

Oil Companies-Integrated - 0.1%

ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	240,000	240,388
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	454,422

		694,810

Physicians Practice Management - 0.1%

Toledo Hospital Senior Notes 4.98% due 11/15/2045	1,720,000	1,745,494

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,798,546

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,404,180

Schools - 0.8%

President and Fellows of Harvard College Notes 6.30% due 10/01/2037	5,000,000	5,138,305
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,462,960

		11,601,265

Special Purpose Entity - 0.2%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,469,650	2,994,606

Transport-Services - 0.6%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,456,650	2,788,298
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,374,480

		9,162,778

Total U.S. Corporate Bonds & Notes (cost $174,342,684)		184,325,793

FOREIGN CORPORATE BONDS & NOTES - 5.1%
Banks-Commercial - 1.6%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,551,989
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,024,462
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	4,043,676
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	860,000	861,773
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	2,200,000	2,203,648
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,472,632
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	633,929
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,369,363

		23,161,472

Building Societies - 0.3%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,656,628

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	616,522
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	475,606

		1,092,128

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,218,401
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	284,097
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,005,852

		4,508,350

Diversified Operations - 0.1%

Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	1,400,000	1,379,654

E-Commerce/Products - 0.0%

Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	490,000	480,880

Electric-Distribution - 0.1%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,032,202

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,446,325

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,187,973

Oil Companies-Exploration & Production - 0.4%

Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,577,828

Oil Companies-Integrated - 1.5%

BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	928,435
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,243,439
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	420,215
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,216,916
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,700,000	3,658,767
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,881,728
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	327,849
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	201,153
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	176,744
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	475,792

Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,320,110
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,369,012
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	837,574
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	827,848
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,047,760

		21,933,342

Oil-Field Services - 0.2%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,165,486

Property Trust - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,387,058

Total Foreign Corporate Bonds & Notes (cost $70,914,192)		73,009,326

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.3%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022 (cost $2,898,750)	3,000,000	3,970,056

MUNICIPAL BONDS & NOTES - 2.6%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,615,000	4,237,467
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,196,776
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	115,000	128,836
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	635,000	711,365
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,710,286
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,700,000	2,595,483
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,528,785

Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,289,365
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,721,670
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,110,548
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,157,916
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,317,966
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,941,575
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,611,099
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,201,557
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,783,157

Total Municipal Bonds & Notes (cost $32,159,076)		37,243,851

U.S. GOVERNMENT AGENCIES - 38.3%
Federal Home Loan Mtg. Corp. - 12.8%
2.50% due October 15 TBA	8,400,000	8,563,085
3.00% due October 15 TBA	17,300,000	17,997,401
3.00% due 03/01/2045	63,898,312	64,617,580
3.00% due 07/01/2045	19,757,871	19,980,275
3.00% due 08/01/2045	15,060,102	15,229,625
3.00% due 09/01/2045	16,817,026	17,006,326
3.50% due October 15 TBA	3,000,000	3,163,312
3.50% due October 30 TBA	21,800,000	22,682,220
4.00% due 09/01/2026	1,501,912	1,607,903
4.00% due 12/01/2040	8,826,292	9,426,901
5.50% due October 30 TBA	2,000,000	2,217,344
6.00% due 12/01/2039	297,895	336,248
7.50% due 05/01/2027	1,725	2,071

		182,830,291

Federal National Mtg. Assoc. - 18.5%
2.00% due October 15 TBA	2,900,000	2,881,762
2.47% due 05/01/2025	3,577,516	3,564,424
2.50% due 03/01/2030	12,466,538	12,722,096
2.50% due October 30 TBA	1,800,000	1,763,719
2.68% due 05/01/2025	6,000,000	6,000,876
2.81% due 07/01/2025	6,000,000	6,023,807
2.82% due 12/01/2024	4,963,003	5,049,956
2.99% due 10/01/2025(5)	2,145,000	2,157,736
3.00% due 05/01/2027	1,079,917	1,129,701
3.00% due 06/01/2027	585,346	612,335
3.00% due 08/01/2027	379,428	396,920
3.00% due 04/01/2045	34,122,789	34,616,500
3.00% due October 15 TBA	2,000,000	2,082,656
3.01% due 12/01/2024	3,951,496	4,070,354
3.09% due 10/01/2025(5)	1,070,000	1,087,053
3.12% due 05/01/2033	2,885,638	2,921,226
3.50% due October 15 TBA	7,350,000	7,763,438
3.50% due October 30 TBA	43,500,000	45,377,295
4.00% due 09/01/2026	10,437,937	11,097,417
4.00% due October 15 TBA	8,500,000	9,181,449
4.50% due 11/01/2026	1,433,342	1,531,061
4.50% due 01/01/2027	1,843,654	1,955,752
4.50% due 06/01/2038	76,635	83,249
4.50% due 05/01/2039	66,333	72,063
4.50% due 06/01/2039	144,065	156,139
4.50% due 08/01/2039	13,224	14,375
4.50% due 01/01/2040	90,919	98,849
4.50% due 04/01/2040	93,039	100,864
4.50% due 07/01/2040	268,697	291,252
4.50% due 09/01/2040	16,727,235	18,173,528
4.50% due 11/01/2040	4,023,406	4,371,829
4.50% due 12/01/2040	596,985	648,808
4.50% due 01/01/2041	667,754	725,627
4.50% due 02/01/2041	833,266	906,155
4.50% due 03/01/2041	8,347,628	9,071,275
4.50% due 04/01/2041	851,696	923,846
4.50% due 05/01/2041	771,995	839,626
4.50% due 06/01/2041	1,165,676	1,267,824
4.50% due 07/01/2041	3,694,826	4,018,155
4.50% due 08/01/2041	2,043,875	2,221,017
4.50% due 09/01/2041	846,980	921,218
4.50% due 04/01/2043	627,601	680,533
4.50% due 06/01/2043	278,126	301,560
4.50% due 10/01/2043	916,765	994,691
4.50% due 11/01/2043	138,191	149,799
4.50% due 08/01/2044	490,794	533,170
5.00% due October 30 TBA	24,000,000	26,443,594
5.50% due 03/01/2038	1,395,006	1,555,953
5.50% due 06/01/2038	71,288	79,513
5.50% due 08/01/2038	74,411	82,996
5.50% due 09/01/2039	48,990	54,724
5.50% due 05/01/2040	13,622	15,215
5.50% due 06/01/2040	18,826	21,317
5.50% due October 30 TBA	11,700,000	13,068,581
6.50% due 02/01/2038	142,999	168,429
6.50% due 10/01/2039	161,355	185,514
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(5)	10,285,000	10,342,123

		263,570,944

Government National Mtg. Assoc. - 6.3%

3.00% due 04/20/2045	6,886,186	7,037,361
3.00% due 07/20/2045	2,243,732	2,292,989
3.00% due 08/20/2045	3,990,360	4,077,962
3.50% due October 30 TBA	35,275,000	36,960,200
4.00% due 02/15/2041	1,448,961	1,559,300
4.00% due 09/15/2041	1,252,274	1,336,083
4.00% due 02/15/2042	128,549	137,112
4.00% due 08/15/2042	166,272	179,885
4.50% due 05/15/2040	1,204,836	1,308,068
4.50% due 06/15/2040	1,820,629	1,973,869
4.50% due 07/15/2040	3,022,228	3,289,062
4.50% due 05/15/2042	234,038	253,737

4.50% due October 30 TBA	3,000,000	3,222,657
5.00% due 07/15/2033	2,024,739	2,259,505
5.00% due 10/15/2033	101,761	113,251
5.00% due 11/15/2033	13,966	15,600
5.00% due 12/15/2033	40,447	44,849
5.00% due 01/15/2034	192,168	215,261
5.00% due 02/15/2034	69,478	76,395
5.00% due 03/15/2034	6,003	6,604
5.00% due 05/15/2034	13,814	15,399
5.00% due 06/15/2035	12,456	13,925
5.00% due 09/15/2035	139,242	156,731
5.00% due 11/15/2035	57,449	63,250
5.00% due 12/15/2035	32,690	36,421
5.00% due 02/15/2036	24,930	27,832
5.00% due 03/15/2036	14,106	15,534
5.00% due 09/15/2036	4,937	5,427
5.00% due 05/15/2038	16,229	17,854
5.00% due 07/15/2038	255,260	280,644
5.00% due 08/15/2038	56,919	63,081
5.00% due 11/15/2038	160,693	178,440
5.00% due 12/15/2038	574,993	637,226
5.00% due 06/15/2039	774,994	860,609
5.00% due 08/15/2039	202,549	224,345
5.00% due 07/15/2040	205,754	226,369
5.00% due 04/15/2041	488,945	541,883
5.50% due 10/15/2032	2,404	2,711
5.50% due 11/15/2032	3,765	4,216
5.50% due 02/15/2033	132,556	148,854
5.50% due 05/15/2033	81,139	90,924
5.50% due 06/15/2033	119,409	135,681
5.50% due 07/15/2033	15,313	17,476
5.50% due 08/15/2033	17,603	19,850
5.50% due 09/15/2033	6,480	7,337
5.50% due 11/15/2033	243,848	276,148
5.50% due 01/15/2034	229,498	257,648
5.50% due 02/15/2034	77,483	87,819
5.50% due 03/15/2034	1,102,795	1,262,144
5.50% due 04/15/2034	33,531	38,365
5.50% due 05/15/2034	68,384	78,133
5.50% due 06/15/2034	21,324	23,859
5.50% due 07/15/2034	41,918	47,597
5.50% due 08/15/2034	27,084	30,706
5.50% due 09/15/2034	313,577	350,901
5.50% due 10/15/2034	301,573	342,675
5.50% due 04/15/2036	49,566	55,710
6.00% due 03/15/2028	8,371	9,405
6.00% due 06/15/2028	15,835	17,936
6.00% due 08/15/2028	51,473	58,558
6.00% due 09/15/2028	36,611	41,134
6.00% due 10/15/2028	12,796	14,377
6.00% due 11/15/2028	3,344	3,758
6.00% due 12/15/2028	69,388	78,563
6.00% due 03/15/2029	381	428
6.00% due 04/15/2029	3,045	3,460
6.00% due 01/15/2032	10,461	12,097
6.00% due 02/15/2032	268	301
6.00% due 07/15/2032	11,905	13,580
6.00% due 09/15/2032	13,311	14,956
6.00% due 10/15/2032	273,410	314,356
6.00% due 11/15/2032	17,574	19,745
6.00% due 01/15/2033	3,929	4,477
6.00% due 02/15/2033	31,389	36,143
6.00% due 03/15/2033	39,357	44,248
6.00% due 04/15/2033	50,554	56,799
6.00% due 05/15/2033	111,337	126,150
6.00% due 12/15/2033	33,424	38,609
6.00% due 08/15/2034	7,562	8,745
6.00% due 09/15/2034	109,304	124,396
6.00% due 10/15/2034	90,180	104,292
6.00% due 05/15/2036	34,479	39,612
6.00% due 06/15/2036	304,239	354,280
6.00% due 07/15/2036	3,905,606	4,472,861
6.00% due 08/15/2036	140,281	157,611
6.00% due 12/15/2036	290,059	333,548
6.00% due 02/15/2037	87,353	100,759
6.00% due 08/15/2037	109,537	123,992
6.00% due 01/15/2038	427,606	488,615
6.00% due 03/15/2038	202,168	228,871
6.00% due 07/15/2038	178,572	202,019
6.00% due 08/15/2038	511,910	579,318
6.00% due 09/15/2038	929,906	1,055,512
6.00% due 10/15/2038	1,201,343	1,364,749
6.00% due 11/15/2038	437,265	494,316
6.00% due 12/15/2038	368,202	416,954
6.00% due 01/15/2039	302,028	345,296
6.00% due 02/15/2039	196,143	221,911
6.00% due 04/15/2039	157,572	177,039
6.00% due 12/15/2039	243,710	275,714
6.00% due 03/15/2040	255,020	286,733
6.00% due 04/15/2040	103,629	117,237
6.00% due 06/15/2041	363,943	411,734
6.50% due 05/15/2023	6,210	7,121
6.50% due 06/15/2023	4,964	5,692
6.50% due 07/15/2023	21,161	24,264
6.50% due 08/15/2023	2,169	2,487
6.50% due 10/15/2023	17,810	20,422
6.50% due 11/15/2023	22,278	25,543
6.50% due 12/15/2023	58,358	66,916
6.50% due 02/15/2027	2,088	2,437
6.50% due 12/15/2027	1,934	2,217
6.50% due 01/15/2028	22,947	26,312
6.50% due 02/15/2028	9,570	10,974
6.50% due 03/15/2028	38,672	44,726
6.50% due 04/15/2028	19,144	22,013
6.50% due 05/15/2028	52,588	60,298
6.50% due 06/15/2028	112,260	128,985
6.50% due 07/15/2028	92,732	106,331
6.50% due 08/15/2028	51,454	59,481
6.50% due 09/15/2028	69,693	80,008
6.50% due 10/15/2028	61,929	71,225
6.50% due 11/15/2028	80,343	92,498
6.50% due 12/15/2028	57,857	66,391
6.50% due 01/15/2029	2,008	2,302
6.50% due 02/15/2029	13,685	15,690
6.50% due 03/15/2029	21,678	24,856
6.50% due 04/15/2029	8,469	9,711
6.50% due 05/15/2029	63,640	72,973
6.50% due 06/15/2029	21,359	24,491
6.50% due 03/15/2031	4,897	5,615
6.50% due 04/15/2031	1,126	1,355
6.50% due 05/15/2031	80,546	92,547
6.50% due 06/15/2031	54,282	62,242
6.50% due 07/15/2031	168,723	194,776
6.50% due 08/15/2031	31,202	35,783
6.50% due 09/15/2031	103,072	118,186
6.50% due 10/15/2031	79,255	91,629
6.50% due 11/15/2031	43,298	49,847
6.50% due 01/15/2032	203,335	233,812
6.50% due 02/15/2032	74,549	85,877
6.50% due 03/15/2032	1,807	2,072
6.50% due 04/15/2032	13,684	15,691

6.50% due 05/15/2032	55,635	63,793
7.00% due 11/15/2031	41,311	48,077
7.00% due 03/15/2032	25,406	30,152
7.00% due 01/15/2033	34,606	41,127
7.00% due 05/15/2033	94,431	113,772
7.00% due 07/15/2033	71,941	85,253
7.00% due 11/15/2033	94,694	112,826
8.00% due 10/15/2029	425	427
8.00% due 12/15/2029	5,192	5,251
8.00% due 01/15/2030	17,450	18,499
8.00% due 03/15/2030	132	132
8.00% due 04/15/2030	18,846	19,230
8.00% due 08/15/2030	1,929	1,938
8.00% due 09/15/2030	22,910	23,764
8.00% due 11/15/2030	2,569	3,010
8.00% due 12/15/2030	4,546	4,938
8.00% due 02/15/2031	39,439	43,195
8.00% due 03/15/2031	11,906	12,108
10.00% due 04/20/2016	64	64
10.00% due 05/20/2016	198	200
10.00% due 08/20/2016	296	299
10.00% due 01/20/2017	763	774
10.00% due 03/20/2017	999	1,011
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	90,741	102,564
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	446,789	522,872
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	169,001	196,272

		89,916,012

Sovereign Agency - 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,299,992
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,112,946

		10,412,938

Total U.S. Government Agencies (cost $541,279,853)		546,730,185

U.S. GOVERNMENT TREASURIES - 36.7%
United States Treasury Bonds - 4.6%
2.88% due 05/15/2043	37,880,000	37,758,670
3.00% due 11/15/2044	9,975,000	10,186,191
3.13% due 08/15/2044	1,435,000	1,501,893
3.38% due 05/15/2044	2,895,000	3,177,338
3.63% due 02/15/2044	11,290,000	12,983,206

		65,607,298

United States Treasury Notes - 32.1%
0.50% due 08/31/2016	121,729,400	121,864,154
0.50% due 01/31/2017	17,400,000	17,406,803
0.50% due 03/31/2017	9,200,000	9,198,445
0.63% due 05/31/2017	16,000,000	16,011,872
0.63% due 08/31/2017	54,000,000	53,997,894
0.75% due 03/31/2018	2,800,000	2,795,990
1.00% due 03/31/2017	16,000,000	16,116,672
1.00% due 09/15/2017	12,000,000	12,084,528
1.00% due 05/31/2018	9,800,000	9,835,858
1.25% due 11/30/2018	6,800,000	6,854,543
1.38% due 07/31/2018	18,200,000	18,443,844
1.38% due 09/30/2018	23,200,000	23,500,278
1.38% due 03/31/2020	40,750,000	40,873,106
1.63% due 06/30/2020	31,500,000	31,897,435
2.00% due 02/15/2025	53,650,000	53,440,443
2.13% due 12/31/2015	1,500,000	1,507,676
2.38% due 08/15/2024	2,725,000	2,806,608
2.75% due 02/15/2024	13,175,000	14,002,548
3.13% due 04/30/2017	4,500,000	4,684,280

		457,322,977

Total U.S. Government Treasuries (cost $512,871,214)		522,930,275

Total Long-Term Investment Securities (cost $1,404,049,546)		1,437,274,038

SHORT-TERM INVESTMENT SECURITIES - 4.2%
U.S. Government Agencies - 4.2%
Federal Home Loan Bank Disc. Notes 0.12% due 10/01/2015 (cost $59,994,200)	60,000,000	59,998,560

REPURCHASE AGREEMENTS - 13.0%
Bank of America Securities LLC Joint Repurchase Agreement(6)	29,510,000	29,510,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	40,860,000	40,860,000
BNP Paribas SA Joint Repurchase Agreement(6)	40,860,000	40,860,000
Deutsche Bank AG Joint Repurchase Agreement(6)	29,175,000	29,175,000
RBS Securities Inc. Joint Repurchase Agreement(6)	45,405,000	45,405,000

Total Repurchase Agreements (cost $185,810,000)		185,810,000

TOTAL INVESTMENTS (cost $1,649,853,746)(7)	118.0%	1,683,082,598
Liabilities in excess of other assets	(18.0)	(257,204,369)

NET ASSETS	100.0%	$1,425,878,229

FORWARD SALES CONTRACTS - (3.9)%
U.S. Government Agencies - (4.1)%
Federal National Mtg. Assoc. - (3.3)
4.50% due October 30 TBA	(43,750,000)	(47,425,683)

Government National Mtg. Assoc. - (0.6)%
4.00% due October 30 TBA	(2,000,000)	(2,131,818)
6.00% due October 30 TBA	(6,100,000)	(6,839,294)

		(8,971,112)

Total Forward Sales Contracts (cost $56,620,359)		$(56,396,795)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $85,887,315 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
CLO -	Collateralized Loan Obligation
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate Trading of Registered Interest and Principal of Securities

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$69,064,552	$—	$69,064,552
U.S. Corporate Bonds & Notes	—	184,325,793	—	184,325,793
Foreign Corporate Bonds & Notes	—	73,009,326	—	73,009,326
Foreign Government Obligations	—	3,970,056	—	3,970,056
Municipal Bond & Notes	—	37,243,851	—	37,243,851
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	255,949,439	13,586,912	269,536,351
Other U.S. Government Agencies	—	277,193,834	—	277,193,834
U.S. Government Treasuries	—	522,930,275	—	522,930,275
Short-Term Investment Securities	—	59,998,560	—	59,998,560
Repurchase Agreements	—	185,810,000	—	185,810,000

Total Investments at Value	$—	$1,669,495,686	$13,586,912	$1,683,082,598

LIABILITIES:
Forward Sales Contracts
U.S. Government Agencies	$—	$56,396,795	$—	$56,396,795

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 58.0%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	431	$8,245
Omnicom Group, Inc.	146	9,621

		17,866

Advertising Services - 0.3%

Aimia, Inc.	38,895	344,999
Nielsen Holdings PLC	177	7,871
Publicis Groupe ADR	16,315	278,334

		631,204

Aerospace/Defense - 1.0%

Boeing Co.	4,311	564,525
Lockheed Martin Corp.	1,731	358,854
Northrop Grumman Corp.	2,529	419,688
Raytheon Co.	3,151	344,278
Rockwell Collins, Inc.	78	6,383
Spirit AeroSystems Holdings, Inc., Class A†	126	6,091
Teledyne Technologies, Inc.†	2,212	199,744
TransDigm Group, Inc.†	36	7,647

		1,907,210

Aerospace/Defense-Equipment - 0.1%

B/E Aerospace, Inc.	153	6,717
Harris Corp.	1,340	98,021

		104,738

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	132	5,927
Incitec Pivot, Ltd. ADR	121,708	331,045
Monsanto Co.	220	18,775

		355,747

Airlines - 0.5%

Alaska Air Group, Inc.	7,437	590,869
American Airlines Group, Inc.	336	13,047
Copa Holdings SA, Class A	8,566	359,172
Delta Air Lines, Inc.	378	16,961
Southwest Airlines Co.	345	13,124
United Continental Holdings, Inc.†	198	10,504

		1,003,677

Airport Development/Maintenance - 0.1%

TAV Havalimanlari Holding AS ADR	4,100	128,535

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.	275	7,959
Michael Kors Holdings, Ltd.†	151	6,378
Ralph Lauren Corp.	164	19,378
Under Armour, Inc., Class A†	110	10,646
VF Corp.	5,819	396,914

		441,275

Applications Software - 0.5%

Citrix Systems, Inc.†	135	9,353
Intuit, Inc.	143	12,691
Microsoft Corp.	22,333	988,458
Red Hat, Inc.†	123	8,841
Salesforce.com, Inc.†	306	21,246
ServiceNow, Inc.†	109	7,570

		1,048,159

Athletic Equipment - 0.0%

Jarden Corp.†	180	8,798

Athletic Footwear - 0.4%

NIKE, Inc., Class B	5,966	733,639

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	15,814	409,266

Auto-Cars/Light Trucks - 0.5%

Nissan Motor Co., Ltd. ADR	48,183	894,758
Tesla Motors, Inc.†	46	11,427

		906,185

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	4,750	71,188
PACCAR, Inc.	12,712	663,185

		734,373

Auto/Truck Parts & Equipment-Original - 0.7%

Autoliv, Inc.	6,632	722,954
BorgWarner, Inc.	191	7,944
Delphi Automotive PLC	151	11,482
Johnson Controls, Inc.	15,491	640,708
WABCO Holdings, Inc.†	64	6,709

		1,389,797

Banks-Commercial - 1.9%

Australia & New Zealand Banking Group, Ltd. ADR	3,003	57,207
Banco Bilbao Vizcaya Argentaria SA ADR	87,863	735,413
Bank of Nova Scotia	4,766	210,085
BOK Financial Corp.	190	12,295
City Holding Co.	604	29,777
Cullen/Frost Bankers, Inc.	11,087	704,912
East West Bancorp, Inc.	5,340	205,163
FirstMerit Corp.	4,426	78,207
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	8,230	60,408
ING Groep NV ADR	53,036	749,399
M&T Bank Corp.	1,962	239,266
PacWest Bancorp	3,850	164,819
SVB Financial Group†	1,725	199,307
Umpqua Holdings Corp.	5,291	86,243
Washington Trust Bancorp, Inc.	2,058	79,130

		3,611,631

Banks-Fiduciary - 0.1%

State Street Corp.	1,451	97,522

Banks-Super Regional - 1.5%

PNC Financial Services Group, Inc.	10,685	953,102
US Bancorp	17,342	711,195
Wells Fargo & Co.	22,903	1,176,069

		2,840,366

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,502	290,402

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	12,828	514,659
Coca-Cola Enterprises, Inc.	197	9,525
Coca-Cola Femsa SAB de CV, ADR	5,657	392,483
Dr Pepper Snapple Group, Inc.	2,505	198,020
Monster Beverage Corp.†	73	9,865

PepsiCo, Inc.	2,459	231,884

		1,356,436

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	1,742	168,800
Constellation Brands, Inc., Class A	99	12,396

		181,196

Brewery - 0.3%

Ambev SA ADR	131,149	642,630

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	297	7,731

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	4,057	181,145

Building Products-Wood - 0.0%

Masco Corp.	409	10,299

Building-Residential/Commercial - 0.0%

NVR, Inc.†	6	9,151

Cable/Satellite TV - 0.0%

Charter Communications, Inc., Class A†	50	8,792
Comcast Corp., Class A	904	51,420
DISH Network Corp., Class A†	121	7,059
Time Warner Cable, Inc.	121	21,704

		88,975

Casino Hotels - 0.0%

Las Vegas Sands Corp.	220	8,354
Wynn Resorts, Ltd.	68	3,612

		11,966

Cellular Telecom - 0.2%

MTN Group, Ltd. ADR	27,457	351,450

Chemicals-Diversified - 0.7%

Akzo Nobel NV ADR	26,100	561,933
E.I. du Pont de Nemours & Co.	7,206	347,329
FMC Corp.	1,716	58,190
Huntsman Corp.	8,346	80,873
LyondellBasell Industries NV, Class A	175	14,588
PPG Industries, Inc.	3,479	305,073

		1,367,986

Chemicals-Specialty - 0.6%

Albemarle Corp.	2,724	120,128
Cabot Corp.	9,886	312,002
Chemours Co.	443	2,866
Ecolab, Inc.	123	13,496
H.B. Fuller Co.	13,460	456,833
International Flavors & Fragrances, Inc.	2,407	248,547

		1,153,872

Coal - 0.1%

Alliance Resource Partners LP	5,102	113,571

Coatings/Paint - 0.3%

RPM International, Inc.	1,529	64,050
Sherwin-Williams Co.	36	8,020
Valspar Corp.	7,800	560,664

		632,734

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc.	160	12,858
Equifax, Inc.	75	7,288
FleetCor Technologies, Inc.†	57	7,844
MasterCard, Inc., Class A	396	35,688
McGraw Hill Financial, Inc.	132	11,418
Moody’s Corp.	101	9,918
PayPal Holdings, Inc.†	2,739	85,019
Vantiv, Inc., Class A†	185	8,310
Western Union Co.	353	6,481

		184,824

Computer Aided Design - 0.1%

Autodesk, Inc.†	3,800	167,732

Computer Services - 0.3%

Accenture PLC, Class A	1,082	106,317
Cognizant Technology Solutions Corp., Class A†	293	18,345
International Business Machines Corp.	2,898	420,123

		544,785

Computer Software - 0.2%

Akamai Technologies, Inc.†	112	7,735
Kudelski SA (BR)(1)	24,500	335,599

		343,334

Computers - 1.1%

Apple, Inc.	19,058	2,102,097

Computers-Integrated Systems - 0.0%

MTS Systems Corp.	724	43,520

Computers-Memory Devices - 0.3%

EMC Corp.	25,434	614,485

Consulting Services - 0.0%

Verisk Analytics, Inc.†	117	8,647

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.	1,551	169,121
Tumi Holdings, Inc.†	28,327	499,122
WD-40 Co.	2,198	195,776

		864,019

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	1,465	88,134
Sealed Air Corp.	163	7,642

		95,776

Cosmetics & Toiletries - 0.5%

Colgate-Palmolive Co.	317	20,117
Estee Lauder Cos., Inc., Class A	107	8,633
Procter & Gamble Co.	3,164	227,618
Unilever NV	19,021	764,644

		1,021,012

Cruise Lines - 0.1%

Carnival Corp.	4,382	217,785

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	1,445	79,981
Fair Isaac Corp.	10,749	908,290

Fidelity National Information Services, Inc.	5,207	349,286
Fiserv, Inc.†	141	12,212
Paychex, Inc.	164	7,811

		1,357,580

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	4,225	305,594

Distribution/Wholesale - 0.2%

Fastenal Co.	178	6,517
Genuine Parts Co.	2,469	204,655
LKQ Corp.†	247	7,005
Pool Corp.	2,450	177,135
WW Grainger, Inc.	47	10,105

		405,417

Diversified Banking Institutions - 1.1%

BNP Paribas SA ADR	28,503	843,119
Goldman Sachs Group, Inc.	970	168,547
HSBC Holdings PLC ADR	3,184	120,610
JPMorgan Chase & Co.	16,154	984,909

		2,117,185

Diversified Manufacturing Operations - 0.9%

3M Co.	1,236	175,228
Crane Co.	4,349	202,707
General Electric Co.	13,024	328,465
Illinois Tool Works, Inc.	163	13,416
Parker-Hannifin Corp.	3,503	340,842
Siemens AG ADR	5,713	510,171
Textron, Inc.	145	5,458
Vesuvius PLC†(2)	45,600	243,546

		1,819,833

Diversified Minerals - 0.1%

BHP Billiton, Ltd. ADR	3,556	112,441

Diversified Operations - 0.1%

China Merchants Holdings International Co., Ltd. ADR	3,621	106,023

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	982	502,676
eBay, Inc.†	2,039	49,833

		552,509

E-Commerce/Services - 0.0%

Expedia, Inc.	60	7,061
Netflix, Inc.†	189	19,516
Priceline Group, Inc.†	22	27,211
TripAdvisor, Inc.†	74	4,663

		58,451

Electric Products-Misc. - 0.1%

AMETEK, Inc.	190	9,941
Emerson Electric Co.	2,902	128,181
Littelfuse, Inc.	818	74,561

		212,683

Electric-Integrated - 1.8%

ALLETE, Inc.	1,924	97,143
Alliant Energy Corp.	2,280	133,357
Duke Energy Corp.	3,131	225,244
Eversource Energy	18,174	919,968
Great Plains Energy, Inc.	2,789	75,359
NextEra Energy, Inc.	2,621	255,678
PNM Resources, Inc.	2,952	82,804
WEC Energy Group, Inc.	19,382	1,012,128
Xcel Energy, Inc.	20,235	716,521

		3,518,202

Electric-Transmission - 0.1%

ITC Holdings Corp.	2,998	99,953

Electronic Components-Misc. - 0.8%

Corning, Inc.	7,300	124,976
Garmin, Ltd.	23,845	855,559
TE Connectivity, Ltd.	10,500	628,845

		1,609,380

Electronic Components-Semiconductors - 0.9%

Avago Technologies, Ltd.	900	112,509
Intel Corp.	6,729	202,812
Microchip Technology, Inc.	33,381	1,438,387
Qorvo, Inc.†	85	3,829
Skyworks Solutions, Inc.	102	8,590
Texas Instruments, Inc.	469	23,225

		1,789,352

Electronic Connectors - 0.0%

Amphenol Corp., Class A	199	10,141

Electronic Forms - 0.3%

Adobe Systems, Inc.†	7,565	621,994

Electronic Measurement Instruments - 0.1%

FLIR Systems, Inc.	1,942	54,357
Trimble Navigation, Ltd.†	7,332	120,391

		174,748

Electronic Parts Distribution - 0.5%

Arrow Electronics, Inc.†	13,260	733,013
Avnet, Inc.	3,311	141,313

		874,326

Electronic Security Devices - 0.0%

Tyco International PLC	227	7,595

Engines-Internal Combustion - 0.0%

Cummins, Inc.	100	10,858

Enterprise Software/Service - 0.4%

Omnicell, Inc.†	3,396	105,616
Oracle Corp.	12,938	467,320
Tyler Technologies, Inc.†	989	147,668

		720,604

Entertainment Software - 0.0%

Electronic Arts, Inc.†	164	11,111

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	1,651	65,990

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	4,670	131,134

Finance-Credit Card - 0.2%

Alliance Data Systems Corp.†	33	8,546

Discover Financial Services	8,028	417,376
Visa, Inc., Class A	762	53,081

		479,003

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	13,701	391,301
TD Ameritrade Holding Corp.	250	7,960

		399,261

Finance-Mortgage Loan/Banker - 0.8%

FNF Group	46,244	1,640,275

Finance-Other Services - 0.4%

Deutsche Boerse AG ADR	97,650	836,860
Intercontinental Exchange, Inc.	32	7,520

		844,380

Food-Dairy Products - 0.0%

WhiteWave Foods Co.†	147	5,902

Food-Misc./Diversified - 1.3%

B&G Foods, Inc.	19,128	697,216
Danone SA ADR	60,680	764,568
General Mills, Inc.	5,222	293,111
Ingredion, Inc.	1,075	93,858
Kraft Heinz Co.	2,491	175,815
McCormick & Co., Inc.	3,385	278,179
Orkla ASA ADR	24,078	175,769

		2,478,516

Food-Retail - 0.6%

Dairy Farm International Holdings, Ltd. ADR	5,269	158,649
Kroger Co.	22,011	793,937
Whole Foods Market, Inc.	4,878	154,389

		1,106,975

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	43,800	194,910

Gas-Distribution - 0.5%

ONE Gas, Inc.	1,404	63,643
Sempra Energy	8,535	825,505
Vectren Corp.	2,091	87,843

		976,991

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	542	75,506

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	195	7,743

Home Furnishings - 0.0%

Leggett & Platt, Inc.	178	7,343

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.	351	8,052
Marriott International, Inc., Class A	134	9,139
Starwood Hotels & Resorts Worldwide, Inc.	110	7,313

		24,504

Housewares - 0.2%

Tupperware Brands Corp.	8,727	431,899

Human Resources - 0.4%

Adecco SA ADR	14,600	532,024
Robert Half International, Inc.	2,445	125,086
TrueBlue, Inc.†	5,289	118,844

		775,954

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	92	9,335

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,476	188,308
Praxair, Inc.	97	9,881

		198,189

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,169	205,383

Instruments-Scientific - 0.5%

FEI Co.	1,491	108,903
Thermo Fisher Scientific, Inc.	3,329	407,070
Waters Corp.†	3,496	413,262

		929,235

Insurance Brokers - 0.3%

Aon PLC	122	10,811
Arthur J. Gallagher & Co.	1,969	81,280
Willis Group Holdings PLC	12,100	495,737

		587,828

Insurance-Multi-line - 1.5%

ACE, Ltd.	14,520	1,501,368
Allstate Corp.	3,684	214,556
MetLife, Inc.	14,095	664,579
XL Group PLC	17,031	618,566

		2,999,069

Insurance-Property/Casualty - 0.4%

AmTrust Financial Services, Inc.	2,168	136,541
Chubb Corp.	716	87,817
Markel Corp.†	767	615,027

		839,385

Insurance-Reinsurance - 0.5%

Swiss Re AG ADR	39,624	851,916
Validus Holdings, Ltd.	3,141	141,565

		993,481

Internet Application Software - 0.0%

Splunk, Inc.†	97	5,369

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	889	79,921
Twitter, Inc.†	279	7,516

		87,437

Internet Content-Information/News - 0.0%

LinkedIn Corp., Class A†	481	91,453

Internet Telephone - 0.5%

j2 Global, Inc.	12,621	894,198

Investment Companies - 0.2%

Ares Capital Corp.	10,501	152,054
Hercules Technology Growth Capital, Inc.	6,998	70,750

Oaktree Capital Group LLC	2,167	107,267
Triangle Capital Corp.	1,006	16,579

		346,650

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.†	50	8,549
Ameriprise Financial, Inc.	1,583	172,753
BlackRock, Inc.	1,506	447,990
Franklin Resources, Inc.	7,806	290,852
Invesco, Ltd.	169	5,278
T. Rowe Price Group, Inc.	2,464	171,248

		1,096,670

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	52	9,130

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	10,258	537,827

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	114	7,451

Machinery-Farming - 0.6%

AG Growth International, Inc.	14,700	394,695
Deere & Co.	11,548	854,552

		1,249,247

Machinery-General Industrial - 0.1%

Applied Industrial Technologies, Inc.	3,179	121,279
IDEX Corp.	1,354	96,540
Tennant Co.	854	47,978
Wabtec Corp.	81	7,132

		272,929

Machinery-Pumps - 0.0%

Flowserve Corp.	547	22,504

Medical Information Systems - 0.0%

Cerner Corp.†	153	9,174

Medical Instruments - 0.6%

Bio-Techne Corp.	2,140	197,864
Edwards Lifesciences Corp.†	4,102	583,181
Intuitive Surgical, Inc.†	20	9,192
Medtronic PLC	6,560	439,127
St. Jude Medical, Inc.	114	7,192

		1,236,556

Medical Products - 1.3%

Baxter International, Inc.	230	7,556
Becton Dickinson and Co.	3,816	506,231
Halyard Health, Inc.†	3,194	90,837
Henry Schein, Inc.†	60	7,963
Sonova Holding AG ADR	28,745	740,184
Stryker Corp.	94	8,845
Teleflex, Inc.	6,242	775,319
Varian Medical Systems, Inc.†	4,457	328,837

		2,465,772

Medical Sterilization Products - 0.1%

STERIS Corp.	1,993	129,485

Medical-Biomedical/Gene - 0.3%

Alexion Pharmaceuticals, Inc.†	101	15,796
Amgen, Inc.	321	44,401
Biogen, Inc.†	102	29,765
BioMarin Pharmaceutical, Inc.†	88	9,268
Celgene Corp.†	349	37,751
Gilead Sciences, Inc.	3,284	322,456
Illumina, Inc.†	69	12,132
Incyte Corp.†	98	10,812
Regeneron Pharmaceuticals, Inc.†	36	16,745
United Therapeutics Corp.†	43	5,643
Vertex Pharmaceuticals, Inc.†	117	12,184

		516,953

Medical-Drugs - 2.9%

Abbott Laboratories	16,975	682,734
AbbVie, Inc.	4,131	224,768
Allergan PLC†	1,300	353,353
Baxalta, Inc.	231	7,279
Bristol-Myers Squibb Co.	5,047	298,782
Eli Lilly & Co.	395	33,058
Furiex Pharmaceuticals CVR(3)(4)	17	0
GlaxoSmithKline PLC ADR	15,470	594,822
Jazz Pharmaceuticals PLC†	40	5,312
Johnson & Johnson	7,807	728,783
Merck & Co., Inc.	9,384	463,476
Novartis AG ADR	8,985	825,901
Novo Nordisk A/S ADR	10,500	569,520
Pfizer, Inc.	14,551	457,047
Roche Holding AG ADR	12,481	411,249
Zoetis, Inc.	270	11,119

		5,667,203

Medical-Generic Drugs - 0.3%

Mylan NV†	178	7,166
Perrigo Co. PLC	688	108,202
Teva Pharmaceutical Industries, Ltd. ADR	6,668	376,475

		491,843

Medical-HMO - 0.0%

Aetna, Inc.	69	7,549
Centene Corp.†	90	4,881
Cigna Corp.	129	17,417
Humana, Inc.	71	12,709
UnitedHealth Group, Inc.	385	44,664

		87,220

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B	5,316	663,490

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	101	9,594
Cardinal Health, Inc.	139	10,678
McKesson Corp.	3,112	575,813

		596,085

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	862	198,010

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	3,969	261,795

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	3,725	204,503

Multimedia - 0.6%

Time Warner, Inc.	170	11,687
Twenty-First Century Fox, Inc., Class A	557	15,028
Viacom, Inc., Class A	222	9,828
Viacom, Inc., Class B	4,174	180,108
Vivendi SA ADR	10,700	252,734
Walt Disney Co.	6,730	687,806

		1,157,191

Networking Products - 0.1%

Cisco Systems, Inc.	6,849	179,786
Palo Alto Networks, Inc.†	44	7,568

		187,354

Non-Ferrous Metals - 0.2%

Cameco Corp.	24,803	301,853

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.	13,658	663,506

Office Furnishings-Original - 0.3%

HNI Corp.	12,049	516,902

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	4,845	228,975

Oil Companies-Exploration & Production - 1.2%

BG Group PLC ADR	12,759	185,899
Cabot Oil & Gas Corp.	315	6,886
California Resources Corp.	1	3
Cimarex Energy Co.	9,366	959,828
Crescent Point Energy Corp.	9,812	112,274
Devon Energy Corp.	3,733	138,457
Energen Corp.	2,925	145,840
Occidental Petroleum Corp.	9,527	630,211
Vermilion Energy, Inc.	2,787	89,739

		2,269,137

Oil Companies-Integrated - 1.1%

Chevron Corp.	7,901	623,231
Exxon Mobil Corp.	11,719	871,308
Marathon Oil Corp.	3,194	49,187
Royal Dutch Shell PLC ADR	13,140	623,887

		2,167,613

Oil Field Machinery & Equipment - 0.0%

Natural Gas Services Group, Inc.†	3,096	59,753

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	19,170	936,263
Marathon Petroleum Corp.	10,066	466,358

		1,402,621

Oil-Field Services - 0.3%

Core Laboratories NV	3,285	327,843
Schlumberger, Ltd.	4,282	295,330

		623,173

Paper & Related Products - 0.0%

International Paper Co.	300	11,337

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	296	23,964

Pipelines - 0.4%

EnLink Midstream Partners LP	6,978	109,973
Enterprise Products Partners LP	10,670	265,683
Kinder Morgan, Inc.	12,842	355,467
Targa Resources Partners LP	4,414	128,183
Williams Cos., Inc.	344	12,676

		871,982

Poultry - 0.0%

Sanderson Farms, Inc.	1,211	83,038

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc., Class B	653	55,472

Private Equity - 0.2%

KKR & Co. LP	17,608	295,462

Real Estate Investment Trusts - 2.8%

Agree Realty Corp.	1,695	50,596
Alexandria Real Estate Equities, Inc.	7,229	612,079
American Capital Agency Corp.	12,787	239,117
American Tower Corp.	161	14,165
Annaly Capital Management, Inc.	26,360	260,173
BioMed Realty Trust, Inc.	7,156	142,977
Care Capital Properties, Inc.	971	31,975
Colony Capital, Inc.	7,322	143,218
Crown Castle International Corp.	157	12,383
CYS Investments, Inc.	7,956	57,760
Digital Realty Trust, Inc.	18,733	1,223,639
EastGroup Properties, Inc.	471	25,519
EPR Properties	2,515	129,698
Equinix, Inc.	37	10,116
Equity LifeStyle Properties, Inc.	203	11,890
Essex Property Trust, Inc.	712	159,075
Extra Space Storage, Inc.	126	9,722
Hatteras Financial Corp.	6,359	96,339
HCP, Inc.	2,079	77,443
Medical Properties Trust, Inc.	13,410	148,315
Omega Healthcare Investors, Inc.	20,234	711,225
Plum Creek Timber Co., Inc.	7,274	287,396
Sabra Health Care REIT, Inc.	3,243	75,173
Simon Property Group, Inc.	115	21,128
Tanger Factory Outlet Centers, Inc.	17,200	567,084
Ventas, Inc.	3,886	217,849
Weyerhaeuser Co.	1,812	49,540

		5,385,594

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	300	9,600
Realogy Holdings Corp.†	154	5,795

		15,395

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	21,102	761,993
Hertz Global Holdings, Inc.†	446	7,462
McGrath RentCorp	1,782	47,562
United Rentals, Inc.†	88	5,284

		822,301

Respiratory Products - 0.0%

ResMed, Inc.	117	5,962

Retail-Apparel/Shoe - 0.2%

Foot Locker, Inc.	95	6,837
Gap, Inc.	212	6,042

L Brands, Inc.	138	12,438
lululemon athletica, Inc.†	7,700	390,005
Ross Stores, Inc.	233	11,294

		426,616

Retail-Auto Parts - 0.0%

Advance Auto Parts, Inc.	43	8,150
AutoZone, Inc.†	14	10,133
O’Reilly Automotive, Inc.†	46	11,500

		29,783

Retail-Automobile - 0.1%

CarMax, Inc.†	136	8,067
Copart, Inc.†	6,404	210,692

		218,759

Retail-Building Products - 0.2%

Home Depot, Inc.	3,363	388,393
Lowe’s Cos., Inc.	409	28,188

		416,581

Retail-Discount - 0.5%

Costco Wholesale Corp.	6,038	872,914
Dollar General Corp.	1,934	140,099
Dollar Tree, Inc.†	117	7,799

		1,020,812

Retail-Drug Store - 0.3%

CVS Health Corp.	5,505	531,122
Walgreens Boots Alliance, Inc.	69	5,734

		536,856

Retail-Gardening Products - 0.0%

Tractor Supply Co.	82	6,914

Retail-Jewelry - 0.1%

Tiffany & Co.	1,742	134,517

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	5,454	391,106
TJX Cos., Inc.	308	21,998

		413,104

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	114	5,850

Retail-Restaurants - 0.6%

Chipotle Mexican Grill, Inc.†	15	10,803
McDonald’s Corp.	349	34,387
Starbucks Corp.	17,769	1,009,990
Yum! Brands, Inc.	204	16,310

		1,071,490

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	42,100	731,698

Satellite Telecom - 0.3%

Inmarsat PLC ADR	33,000	488,400

Savings & Loans/Thrifts - 0.4%

Washington Federal, Inc.	33,042	751,706

Security Services - 0.3%

Secom Co., Ltd. ADR	36,741	552,217

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	154	8,687
Linear Technology Corp.	178	7,182
Maxim Integrated Products, Inc.	10,244	342,150
QUALCOMM, Inc.	2,766	148,617
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,070	665,453

		1,172,089

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	28,548	419,370
KLA-Tencor Corp.	117	5,850
Lam Research Corp.	2,937	191,874

		617,094

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	3,348	180,826
Schnitzer Steel Industries, Inc., Class A	463	6,269

		187,095

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	27,529	637,296

Telecom Services - 0.2%

BCE, Inc.	8,632	353,567
Consolidated Communications Holdings, Inc.	2,681	51,663

		405,230

Telephone-Integrated - 0.7%

AT&T, Inc.	404	13,162
Telstra Corp., Ltd. ADR	18,480	363,132
Verizon Communications, Inc.	22,066	960,092

		1,336,386

Television - 0.1%

CBS Corp., Class B	271	10,813
Sinclair Broadcast Group, Inc., Class A	6,554	165,947

		176,760

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	48	8,726

Tobacco - 0.2%

Altria Group, Inc.	759	41,290
Imperial Tobacco Group PLC ADR	3,800	393,300
Philip Morris International, Inc.	319	25,306
Reynolds American, Inc.	350	15,494

		475,390

Tools-Hand Held - 0.2%

Snap-on, Inc.	2,195	331,313

Toys - 0.8%

Hasbro, Inc.	20,338	1,467,183

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.	937	30,087

TAL International Group, Inc.	1,303	17,812

		47,899

Transport-Marine - 0.3%

Kirby Corp.†	8,802	545,284

Transport-Rail - 0.3%

CSX Corp.	194	5,219
Norfolk Southern Corp.	2,380	181,832
Union Pacific Corp.	5,244	463,622

		650,673

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	107	7,253
Expeditors International of Washington, Inc.	17,063	802,814
United Parcel Service, Inc., Class B	1,789	176,556

		986,623

Veterinary Diagnostics - 0.1%

VCA, Inc.†	3,109	163,689

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	116	8,166

Water - 0.0%

California Water Service Group	740	16,369

Web Portals/ISP - 0.4%

Alphabet, Inc., Class A†	1,079	688,801
Alphabet, Inc., Class C†	304	184,960

		873,761

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	138	9,436

X-Ray Equipment - 0.0%

Hologic, Inc.†	215	8,413

Total Common Stocks (cost $100,673,755)		113,109,436

EXCHANGE-TRADED FUNDS - 3.6%

iShares MSCI Emerging Markets Index Fund	114,700	3,759,866
Vanguard Global ex-U.S. Real Estate ETF	65,200	3,323,244

Total Exchange-Traded Funds (cost $8,014,323)		7,083,110

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(5)	$250,000	271,250
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(5)	250,000	264,063

		535,313

Diversified Banking Institutions - 0.5%

Bank of America Corp. FRS Series M 8.13% due 05/15/2018(5)	500,000	522,500
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(5)	500,000	519,375

		1,041,875

Total Preferred Securities/Capital Securities (cost $1,496,292)		1,577,188

ASSET BACKED SECURITIES - 4.4%
Diversified Financial Services - 4.4%

ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*	$200,000	193,041
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	154,010	152,596
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	66,458	66,411
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.12% due 09/11/2042(7)	300,000	317,363
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.66% due 07/15/2022	250,000	248,141
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	200,000	199,937
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.55% due 10/25/2035*	11,438	11,447
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.47% due 02/25/2036*	400,000	361,747
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.74% due 07/25/2036*	63,580	63,650
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*	158,338	161,654
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(8)	1,956	1,978
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	88,612	88,294
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.15% due 05/25/2034(8)	16,304	15,752
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(8)	163,679	162,503

DBUBS 2011-LC2 Mortgage Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044(7)	300,000	333,957
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(7)	300,000	338,073
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.47% due 08/10/2044*(7)	300,000	308,439
GS Mortgage Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046(7)	130,000	141,386
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.64% due 12/26/2036*	64,657	63,821
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.70% due 12/26/2037*	149,306	148,522
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 5.11% due 12/15/2046(7)	200,000	219,533
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.64% due 09/27/2035	250,000	243,826
MASTR Alternative Loan Trust Series 2005-1, Class 2A1 6.00% due 02/25/2035(8)	88,906	96,870
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.57% due 07/26/2035*	300,000	285,365
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.67% due 07/25/2035	82,543	82,247
New Residential Mortgage Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(8)	224,923	239,984
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	209,999
PFS Financing Corp. FRS Series 2013-AA, Class A 0.76% due 02/15/2018*	100,000	99,940
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(8)	43,724	44,238
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	23,654	23,789
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	13,694	13,692
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(8)	191,522	185,280
Sequoia Mtg. Trust VRS Series 2012-5, Class A 2.50% due 11/25/2042(8)	242,685	236,314
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.66% due 02/25/2043(8)	95,185	96,288
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.89% due 12/16/2030	179,295	173,833
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.81% due 08/15/2022*	48,143	48,053
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.61% due 11/25/2035	31,917	31,593
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	90,019	90,227
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(8)	200,000	203,201
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.66% due 03/25/2034(8)	67,016	69,778
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(7)	200,000	202,418
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.57% due 07/22/2019*	342,000	338,531
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.61% due 10/25/2034	15,785	15,417
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	250,000	250,209
WF-RBS Commercial Mortgage Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(7)	300,000	271,647
WF-RBS Commercial Mortgage Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(7)	300,000	299,284
WF-RBS Commercial Mortgage Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(7)	300,000	298,570
WF-RBS Commercial Mortgage Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(7)	300,000	312,783

WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(7)	415,000	454,634
WFRBS Commercial Mortgage Trust VRS Series 2014-C22 4.06% due 09/15/2057(7)	160,000	134,335

Total Asset Backed Securities (cost $8,507,571)		8,650,590

CONVERTIBLE BONDS & NOTES - 0.1%
Auto/Truck Parts & Equipment-Original - 0.1%

Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026 (cost $97,922)	100,000	135,625

U.S. CORPORATE BONDS & NOTES - 17.0%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	236,588

Airlines - 0.2%

US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	448,839	476,891

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	498,750

Auto-Cars/Light Trucks - 0.3%

American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	268,425
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	253,547

		521,972

Banks-Commercial - 0.1%

Branch Banking & Trust Co. FRS Sub. Notes 0.63% due 05/23/2017	250,000	248,566

Banks-Super Regional - 0.7%

Bank of America NA FRS Sub. Notes 0.64% due 06/15/2017	250,000	248,297
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	270,152
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,913
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	254,025
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	272,521

		1,300,908

Beverages-Non-alcoholic - 0.2%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	450,000	463,500

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	500,000	478,442

Cable/Satellite TV - 0.1%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	250,000	245,645

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	253,750

Casino Services - 0.1%

Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	258,438

Chemicals-Diversified - 0.2%

Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	210,000
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	211,568

		421,568

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	252,631

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	500,000	484,592

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	498,750
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	250,625

		749,375

Diversified Banking Institutions - 1.0%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	258,274

Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	250,000	276,334
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	557,620
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	253,472
Morgan Stanley FRS Senior Notes 1.14% due 01/24/2019	250,000	250,150
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	300,452

		1,896,302

Diversified Financial Services - 0.4%

General Electric Capital Corp. Company Guar. Notes 2.30% due 01/14/2019	225,000	228,841
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	500,000	575,154

		803,995

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	181,913	206,472

Electric-Integrated - 1.0%

NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	301,932
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	571,360
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	830,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	284,236

		1,988,028

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	616,561

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	262,484

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	253,672

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	508,883

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	240,950

Finance-Investment Banker/Broker - 0.4%

Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	250,644
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	262,437
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	296,041

		809,122

Food-Flour & Grain - 0.3%

Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	500,000	507,500

Food-Misc./Diversified - 0.4%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	250,392
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	500,000	511,591

		761,983

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC/Greektown Mothership Corp. Senior Sec. Notes 8.88% due 03/15/2019*	500,000	512,500

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	533,750

Independent Power Producers - 0.3%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	250,000	232,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	262,500

		495,000

Industrial Gases - 0.1%

Airgas Inc Senior Notes 1.65% due 02/15/2018	250,000	247,469

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.45% due 12/15/2017*	250,000	250,157

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	534,511

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.59% due 01/12/2018	500,000	497,968

VeriSign, Inc. Senior Note 5.25% due 04/01/2025	250,000	248,125

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	253,367
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	505,447

		758,814

Medical Labs & Testing Services - 0.4%

Roche Holdings, Inc. FRS Company Guar. Notes 0.67% due 09/30/2019*	250,000	248,866
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	447,500

		696,366

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	251,033
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	263,430
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	251,776
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	270,910

		1,037,149

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	243,579

Medical-Hospitals - 0.3%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	518,750

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	280,494

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	500,000

Oil & Gas Drilling - 0.3%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	441,230
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	186,318

		627,548

Oil Companies-Exploration & Production - 0.5%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	500,000	137,500
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	333,750
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	216,375
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	234,375

		922,000

Oil Refining & Marketing - 0.4%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	255,760
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	261,954
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	245,000

		762,714

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	422,500

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	740,625

Pipelines - 0.7%

Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020*	250,000	250,746
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	250,000	238,718
El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	573,764
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	243,092

		1,306,320

Real Estate Investment Trusts - 1.1%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	262,720
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	250,000	241,896
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	271,771
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	280,164
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	250,343
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	264,580
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	267,484
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	244,813

		2,083,771

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	270,060

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(3)(4)	125,000	13

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	254,636
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(6)	250,000	260,724

		515,360

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	225,000
Allegheny Technologies, Inc. Senior Notes 6.63% due 08/15/2023	500,000	430,000

		655,000

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	518,750

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	529,062

Telephone-Integrated - 0.2%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	220,000
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	217,311

		437,311

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	257,478

Total U.S. Corporate Bonds & Notes (cost $33,787,998)		33,150,712

FOREIGN CORPORATE BONDS & NOTES - 2.3%
Banks-Commercial - 0.1%

ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	258,143

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	250,000	272,500

Diversified Minerals - 0.3%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	224,875
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	414,688

		639,563

Electric-Integrated - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	245,230
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	215,471

		460,701

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	230,015

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	820,211

Oil-Field Services - 0.2%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	500,000	404,400

Pipelines - 0.1%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	117,200	123,483

Steel-Producers - 0.5%

ArcelorMittal Senior Notes 6.25% due 03/01/2021	1,000,000	901,870

Transport-Marine - 0.2%

Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	402,500

Total Foreign Corporate Bonds & Notes (cost $4,837,237)		4,513,386

U.S. GOVERNMENT AGENCIES - 10.8%
Federal Home Loan Mtg. Corp. - 3.4%

1.38% due 05/01/2020	500,000	499,543
2.00% due 03/01/2028	260,650	261,587
2.00% due 06/01/2028	76,368	76,642
2.50% due 02/01/2028	209,268	215,450
3.00% due 01/01/2027	219,422	228,835
3.00% due 04/01/2035	76,756	79,351
3.00% due 10/01/2042	280,987	285,644
3.00% due 01/01/2043	249,136	253,115
3.50% due 02/01/2042	246,877	257,950
3.50% due 07/01/2042	152,979	159,862
3.50% due 09/01/2042	107,457	112,292
3.50% due 10/01/2042	162,405	169,892
3.50% due 08/01/2043	262,406	274,845
3.50% due 02/01/2044	235,269	246,458
4.00% due 12/01/2040	321,436	344,063
4.50% due 07/01/2039	369,131	402,119
4.50% due 11/01/2043	163,846	181,794
5.00% due 04/01/2035	87,750	96,956
5.50% due 11/01/2017	12,685	13,182
5.50% due 01/01/2018	10,877	11,131
5.50% due 05/01/2031	37,423	41,780
5.50% due 01/01/2036	63,118	71,281
6.00% due 04/01/2017	6,496	6,675
6.00% due 05/01/2017	10,870	11,182
6.00% due 05/01/2031	18,130	20,731
6.00% due 09/01/2032	9,294	10,454
6.50% due 01/01/2032	94,759	113,252
7.00% due 03/01/2016	1,814	1,823
7.00% due 01/01/2032	6,313	6,622
7.50% due 12/01/2030	28,160	30,747
7.50% due 01/01/2031	28,633	32,370
7.50% due 02/01/2031	2,489	2,700
Federal Home Loan Mtg. Corp. REMIC
Series 4350, Class AS
1.99% due 12/15/2037 VRS(8)(11)	1,552,588	123,865
Series 4127, Class EJ
2.50% due 11/15/2032(8)	159,974	159,220
Series 4033, Class ED
2.50% due 10/15/2036(8)	272,340	278,365
Series 4097, Class HI
3.00% due 08/15/2027(8)(11)	1,257,355	144,878
Series 4206, Class NY
3.00% due 05/15/2033(8)	300,000	301,513
Series 4390, Class NY
3.00% due 06/15/2040(8)	90,193	93,714
Series 4343, Class DI
3.50% due 08/15/2040(8)(11)	529,117	56,730
Series 4121, Class UI
3.50% due 10/15/2042(8)(11)	630,435	122,814
Series 3924, Class LB
4.00% due 05/15/2039(8)	200,000	210,858
Series 4135, Class DI
4.00% due 11/15/2042(8)(11)	413,287	71,542
Federal Home Loan Mtg. Corp. STRIPS VRS
1.90% due 10/15/2037(11)	3,182,553	238,200
1.96% due 02/15/2038(11)	3,195,402	238,363

		6,560,390

Federal National Mtg. Assoc. - 4.8%

1.75% due 09/12/2019	400,000	407,098
2.00% due 10/01/2027	274,761	275,822
2.50% due 06/01/2027	390,308	401,601
2.50% due 07/01/2028	246,994	250,774
3.00% due 04/01/2027	64,754	67,739
3.00% due 05/01/2029	84,370	88,248
3.00% due 10/01/2042	158,070	160,820
3.00% due 11/01/2042	255,977	260,369

3.00% due 12/01/2042	161,166	163,900
3.00% due 02/01/2043	375,464	381,915
3.00% due 04/01/2043	211,243	214,446
3.50% due 08/01/2033	237,350	250,801
3.50% due 03/01/2042	211,831	221,496
3.50% due 07/01/2042	121,379	126,994
3.50% due 09/01/2042	173,171	181,861
3.50% due 11/01/2042	237,616	249,836
3.50% due 02/01/2043	81,407	85,886
3.50% due 11/01/2044	188,690	198,868
3.50% due 03/01/2045	194,960	204,510
4.00% due 09/01/2040	234,448	252,352
4.00% due 12/01/2040	180,989	195,794
4.00% due 01/01/2041	257,492	275,476
4.00% due 02/01/2041	136,176	145,560
4.00% due 11/01/2041	157,129	168,094
4.00% due 08/01/2043	420,142	455,956
4.00% due 10/01/2043	84,794	91,775
4.00% due 04/01/2044	89,471	97,139
4.00% due 08/01/2044	182,389	198,021
4.00% due 10/01/2044	265,724	285,548
4.50% due 10/01/2039	237,857	262,860
4.50% due 09/01/2043	510,428	567,259
4.50% due 05/01/2044	182,230	197,890
4.50% due 07/01/2044	88,332	96,831
5.00% due 05/01/2033	76,151	85,578
5.00% due 02/01/2040	212,236	239,148
5.00% due 07/01/2041	351,107	394,261
6.00% due 08/01/2018	1,561	1,758
6.00% due 05/01/2031	9,485	10,803
6.00% due 08/01/2031	81,132	92,398
6.00% due 04/01/2032	24,132	27,387
6.50% due 06/01/2019	6,096	6,964
6.50% due 09/01/2024	19,093	21,811
6.50% due 09/01/2025	3,183	3,637
6.50% due 11/01/2025	6,294	7,190
6.50% due 05/01/2026	11,904	13,599
6.50% due 11/01/2027	479	547
6.50% due 01/01/2032	3,461	3,954
7.00% due 04/01/2016	385	386
7.00% due 05/01/2029	6,413	7,460
7.00% due 09/01/2029	6,874	7,152
7.00% due 01/01/2031	3,895	4,425
7.50% due 01/01/2031	10,740	11,966
7.50% due 02/01/2031	1,500	1,561
8.00% due 01/01/2016	493	495
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(8)	75,240	75,458
Series 2013-2, Class BI
2.50% due 02/25/2028(8)(11)	688,392	59,652
Series 2012-16, Class GC
2.50% due 11/25/2041(8)	124,484	127,142
Series 2012-141, Class PB
2.50% due 12/25/2042(8)	200,000	185,093
Series 2015-28, Class PA
2.50% due 06/25/2044(8)	93,923	94,849
Series 2012-149, Class IC
3.50% due 01/25/2028(8)(11)	565,980	67,464
Series 2012-125, Class IG
3.50% due 11/25/2042(8)(11)	557,260	100,925
Series 2002-16, Class TM
7.00% due 04/25/2032(8)	134,413	155,068

		9,291,670

Government National Mtg. Assoc. - 2.6%

0.67% due 05/16/2054 VRS(7)(11)	1,873,164	96,908
3.00% due 11/15/2042	279,055	286,167
3.00% due 02/15/2043	252,390	259,603
3.50% due 09/15/2042	212,400	223,204
3.50% due 01/15/2044	142,617	150,381
4.00% due 08/15/2041	130,296	140,930
4.00% due 10/20/2044	235,118	252,993
4.50% due 05/15/2039	74,229	80,797
4.50% due 10/15/2039	147,205	161,809
5.00% due 02/15/2040	102,939	114,085
5.50% due 07/20/2033	133,783	151,047
6.00% due 05/20/2032	33,586	37,635
6.00% due 07/20/2033	88,285	101,135
6.50% due 12/15/2023	19,664	22,547
6.50% due 03/20/2027	1,102	1,262
6.50% due 04/20/2027	7,688	8,801
7.00% due 12/15/2022	3,109	3,147
7.00% due 05/15/2023	575	582
7.00% due 06/15/2023	1,334	1,350
7.00% due 12/15/2023	3,818	4,354
7.00% due 04/15/2028	11,015	11,464
7.50% due 08/15/2030	13,791	14,193
7.50% due 09/15/2030	4,447	4,686
7.50% due 11/15/2030	18,515	19,892
7.50% due 01/15/2031	12,009	13,877
Government National Mtg. Assoc. REMIC
Series 2014-135, Class IO
0.94% due 01/16/2056 VRS(7)(11)	852,501	61,478
Series 2015-130, Class AE
2.63% due 09/16/2055 VRS(3)(7)	60,000	60,398
Series 2013-7, Class IO
0.50% due 05/16/2053 VRS(7)(11)	1,044,802	53,723
Series 2012-125, Class IO
0.62% due 02/16/2053 VRS(7)(11)	1,618,072	80,226
Series 2012-44, Class IO
0.70% due 03/16/2049 VRS(7)(11)	1,024,196	42,905
Series 2013-74, Class IO
0.77% due 12/16/2053 VRS(7)(11)	2,011,388	120,412
Series 2013-57, Class IO
0.78% due 06/16/2054 VRS(7)(11)	2,829,042	133,723
Series 2013-101, Class IO
0.85% due 10/16/2054 VRS(7)(11)	2,767,710	140,730
Series 2012-131, Class IO
0.86% due 02/16/2053 VRS(7)(11)	1,757,712	122,987
Series 2012-139, Class IO
0.88% due 02/16/2053 VRS(7)(11)	2,373,321	160,460
Series 2013-80, Class IO
0.89% due 03/16/2052 VRS(7)(11)	2,630,569	199,273
Series 2013-13, Class IO
0.95% due 07/16/2047 VRS(7)(11)	1,425,022	98,000

Series 2015-33, Class IO
0.95% due 02/16/2056 VRS(7)(11)	1,952,966	152,697
Series 2013-68, Class IO
0.96% due 02/16/2046 VRS(7)(11)	1,329,358	84,054
Series 2015-7, Class IO
0.96% due 01/16/2057 VRS(7)(11)	1,073,672	88,595
Series 2013-30, Class IO
0.96% due 09/16/2053 VRS(7)(11)	1,842,631	120,123
Series 2013-40, Class IO
1.02% due 06/16/2054 VRS(7)(11)	2,139,417	131,046
Series 2014-70, Class IO
1.22% due 03/16/2049 VRS(7)(11)	2,513,801	158,407
Series 2014-92, Class AB
1.78% due 06/16/2040(7)	91,700	93,680
Series 2015-32, Class HG
3.00% due 09/16/2049 VRS(7)	121,608	116,881
Series 2015-63, Class ZB
3.25% due 05/20/2045(8)	81,255	85,001
Series 2011-27, Class CB
3.48% due 07/16/2045 VRS(7)	235,780	246,062
Series 2012-3, Class LA
3.50% due 03/20/2038(8)	223,157	234,454
Series 2015-20, Class LZ
3.50% due 04/16/2044	235,277	234,255
Series 2002-70, Class PA
4.50% due 08/20/2032(8)	6,618	6,793

		5,189,212

Total U.S. Government Agencies (cost $20,928,889)		21,041,272

U.S. GOVERNMENT TREASURIES - 0.4%
United States Treasury Bonds - 0.3%

3.00% due 11/15/2044	250,000	255,293
4.25% due 11/15/2040	170,000	214,324
5.25% due 11/15/2028	200,000	267,656

		737,273

United States Treasury Notes - 0.1%

3.13% due 05/15/2021	100,000	108,435

Total U.S. Government Treasuries (cost $870,055)		845,708

LOANS(10)(12)(13) — 0.3%
Oil & Gas Drilling — 0.3%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	248,101	144,313
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	495,000	325,153

Total Loans (cost $693,245)		469,466

Total Long-Term Investment Securities (cost $179,907,287)		190,576,493

REPURCHASE AGREEMENTS - 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2015, to be repurchased 10/01/2015 in the amount $3,386,000 collateralized by $3,155,000 of United States Treasury Notes, bearing interest at 3.12% due 05/15/2021 and having an approximate value of $3,456,205 (cost $3,386,000)	3,386,000	3,386,000

TOTAL INVESTMENTS (cost $183,293,287)(9)	99.4%	193,962,493
Other assets less liabilities	0.6	1,182,639

NET ASSETS	100.0%	$195,145,132

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $11,748,644 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $243,546 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At September 30, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of September 30, 2015.
(7)	Commercial Mortgage Backed Security
(8)	Collateralized Mortgage Obligation
(9)	See Note 4 for cost of investments on a tax basis.
(10)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Interest Only
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR - American Depositary Receipt

BR - Bearer Shares

BTL - Bank Term Loan

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$7,735	$335,599	$—	$343,334
Diversified Manufacturing	1,576,287	243,546	—	1,819,833
Other Industries	110,946,269	—	—	110,946,269
Exchange-Traded Funds	7,083,110	—	—	7,083,110
Preferred Securities/Capital Securities	—	1,577,188	—	1,577,188
Asset Backed Securities	—	8,650,590	—	8,650,590
Convertible Bonds & Notes	—	135,625	—	135,625
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries	—	33,150,699	—	33,150,699
Foreign Corporate Bonds & Notes	—	4,513,386	—	4,513,386
U.S. Government Agencies:
Government National Mtg. Assoc. REMIC	—	5,128,814	60,398	5,189,212
Other Government Agencies	—	15,852,060	—	15,852,060
U.S. Government Treasuries	—	845,708	—	845,708
Loans	—	469,466	—	469,466
Repurchase Agreements	—	3,386,000	—	3,386,000

Total Investments at Value	$119,613,401	$74,288,681	$60,411	$193,962,493

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.7%
Advertising Services - 0.8%

Nielsen Holdings PLC	33,880	$1,506,644

Aerospace/Defense - 0.6%

TransDigm Group, Inc.†	5,465	1,160,821

Applications Software - 3.7%

Intuit, Inc.	8,663	768,841
Microsoft Corp.	119,227	5,276,987
Salesforce.com, Inc.†	15,890	1,103,243

		7,149,071

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	33,980	3,031,016

Beverages-Non-alcoholic - 1.5%

Monster Beverage Corp.†	20,755	2,804,831

Casino Hotels - 0.5%

Wynn Resorts, Ltd.	17,923	952,070

Chemicals-Diversified - 0.8%

Dow Chemical Co.	35,598	1,509,355

Coatings/Paint - 1.8%

Sherwin-Williams Co.	8,425	1,876,921
Valspar Corp.	22,241	1,598,683

		3,475,604

Commercial Services-Finance - 3.9%

Automatic Data Processing, Inc.	25,850	2,077,306
Equifax, Inc.	21,614	2,100,449
MasterCard, Inc., Class A	22,860	2,060,143
McGraw Hill Financial, Inc.	13,510	1,168,615

		7,406,513

Computer Services - 3.0%

Accenture PLC, Class A	23,490	2,308,128
Cognizant Technology Solutions Corp., Class A†	31,453	1,969,272
Genpact, Ltd.†	63,610	1,501,832

		5,779,232

Computer Software - 0.6%

Akamai Technologies, Inc.†	16,379	1,131,134

Computers - 3.2%

Apple, Inc.	54,960	6,062,088

Computers-Integrated Systems - 1.3%

Jack Henry & Associates, Inc.	19,336	1,345,979
NetScout Systems, Inc.†	32,300	1,142,451

		2,488,430

Consulting Services - 0.7%

Verisk Analytics, Inc.†	18,330	1,354,770

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	37,700	1,724,775

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	36,540	2,948,047

Diversified Banking Institutions - 5.8%

Bank of America Corp.	214,070	3,335,211
Citigroup, Inc.	72,235	3,583,578
JPMorgan Chase & Co.	69,575	4,241,988

		11,160,777

Diversified Manufacturing Operations - 1.6%

Eaton Corp. PLC	20,430	1,048,059
Illinois Tool Works, Inc.	24,415	2,009,599

		3,057,658

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	7,350	3,762,391

Electric Products-Misc. - 0.7%

AMETEK, Inc.	24,755	1,295,182

Electric-Integrated - 1.8%

American Electric Power Co., Inc.	28,935	1,645,244
NextEra Energy, Inc.	12,840	1,252,542
Pinnacle West Capital Corp.	7,880	505,423

		3,403,209

Electronic Components-Semiconductors - 0.9%

Avago Technologies, Ltd.	13,090	1,636,381

Entertainment Software - 0.9%

Activision Blizzard, Inc.	54,386	1,679,983

Finance-Credit Card - 0.4%

Alliance Data Systems Corp.†	3,117	807,241

Food-Misc./Diversified - 2.1%

Mondelez International, Inc., Class A	97,230	4,071,020

Hotels/Motels - 1.2%

Hilton Worldwide Holdings, Inc.	102,870	2,359,838

Human Resources - 0.5%

Team Health Holdings, Inc.†	18,630	1,006,579

Instruments-Controls - 1.1%

Honeywell International, Inc.	21,519	2,037,634

Insurance-Life/Health - 0.9%

Prudential Financial, Inc.	22,595	1,721,965

Insurance-Multi-line - 2.3%

ACE, Ltd.	13,130	1,357,642
MetLife, Inc.	36,725	1,731,584
XL Group PLC	37,800	1,372,896

		4,462,122

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	16,820	1,512,118

Investment Management/Advisor Services - 0.6%

BlackRock, Inc.	4,000	1,189,880

Machinery-General Industrial - 1.0%

Middleby Corp.†	17,506	1,841,456

Medical Information Systems - 1.0%

Cerner Corp.†	30,330	1,818,587

Medical Products - 0.6%

Zimmer Biomet Holdings, Inc.	11,414	1,072,117

Medical-Biomedical/Gene - 2.8%

Biogen, Inc.†	3,215	938,169
Celgene Corp.†	11,010	1,190,952
Gilead Sciences, Inc.	15,122	1,484,829
Regeneron Pharmaceuticals, Inc.†	3,521	1,637,758

		5,251,708

Medical-Drugs - 6.5%

Alkermes PLC†	13,180	773,270
Allergan PLC†	11,870	3,226,385
Bristol-Myers Squibb Co.	52,030	3,080,176
Eli Lilly & Co.	27,996	2,342,985
Merck & Co., Inc.	62,120	3,068,107

		12,490,923

Medical-HMO - 2.4%

Aetna, Inc.	16,860	1,844,652
UnitedHealth Group, Inc.	24,395	2,830,064

		4,674,716

Medical-Wholesale Drug Distribution - 1.2%

McKesson Corp.	12,065	2,232,387

Multimedia - 1.3%

Twenty-First Century Fox, Inc., Class A	90,890	2,452,212

Networking Products - 1.6%

Cisco Systems, Inc.	114,727	3,011,584

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	20,105	1,214,141
Concho Resources, Inc.†	13,562	1,333,145
EOG Resources, Inc.	15,600	1,135,680
Pioneer Natural Resources Co.	9,982	1,214,210
Southwestern Energy Co.†	51,629	655,172

		5,552,348

Oil Companies-Integrated - 0.5%

Exxon Mobil Corp.	13,600	1,011,160

Oil Refining & Marketing - 0.6%

Phillips 66	15,360	1,180,262

Oil-Field Services - 0.8%

Halliburton Co.	45,439	1,606,269

Real Estate Investment Trusts - 0.5%

American Capital Agency Corp.	48,020	897,974

Rental Auto/Equipment - 0.8%

Hertz Global Holdings, Inc.†	95,246	1,593,465

Retail-Apparel/Shoe - 1.8%

PVH Corp.	7,517	766,283
Ross Stores, Inc.	55,858	2,707,437

		3,473,720

Retail-Arts & Crafts - 0.9%

Michaels Cos., Inc.†	72,940	1,684,914

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	45,830	3,158,604

Retail-Discount - 2.4%

Costco Wholesale Corp.	23,045	3,331,616
Dollar Tree, Inc.†	20,120	1,341,199

		4,672,815

Retail-Drug Store - 3.5%

CVS Health Corp.	40,236	3,881,969
Walgreens Boots Alliance, Inc.	32,809	2,726,428

		6,608,397

Retail-Restaurants - 3.0%

Chipotle Mexican Grill, Inc.†	3,663	2,638,276
Starbucks Corp.	55,860	3,175,082

		5,813,358

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	0

Telephone-Integrated - 1.0%

AT&T, Inc.	58,430	1,903,649

Tobacco - 1.5%

Altria Group, Inc.	53,340	2,901,696

Transport-Truck - 0.7%

J.B. Hunt Transport Services, Inc.	19,270	1,375,878

Web Portals/ISP - 2.7%

Google, Inc., Class A†	4,287	2,736,692
Google, Inc., Class C†	4,018	2,444,632

		5,181,324

Total Common Stocks
(cost $165,502,526)		179,109,902

EXCHANGE-TRADED FUNDS - 4.6%

SPDR S&P 500 ETF Trust, Series 1 (cost $9,672,631)	46,350	8,882,051

Total Long-Term Investment Securities
(cost $175,175,157)		187,991,953

REPURCHASE AGREEMENTS - 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$760,000	760,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	1,050,000	1,050,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,050,000	1,050,000
Deutsche Bank AG Joint Repurchase Agreement(1)	750,000	750,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,180,000	1,180,000

Total Repurchase Agreements
(cost $4,790,000)		4,790,000

TOTAL INVESTMENTS
(cost $179,965,157)(2)	100.8%	192,781,953
Liabilities in excess of other assets	(0.8)	(1,615,390)

NET ASSETS	100.0%	$191,166,563

†	Non-income producing security
(1)	See Note 2 for details on Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ETF  Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$179,109,902	$—	$—	$179,109,902
Exchange-Traded Funds	8,882,051	—	—	8,882,051
Repurchase Agreements	—	4,790,000	—	4,790,000

Total Investments at Value	$187,991,953	$4,790,000	$—	$192,781,953

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Aerospace/Defense - 1.2%

Lockheed Martin Corp.	17,386	$3,604,292
Northrop Grumman Corp.	15,429	2,560,443
Raytheon Co.	13,736	1,500,795

		7,665,530

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	53,167	4,731,331

Airlines - 0.4%

United Continental Holdings, Inc.†	46,727	2,478,867

Apparel Manufacturers - 0.5%

Global Brands Group Holding, Ltd.†(1)	7,594,000	1,579,820
Ralph Lauren Corp.	12,527	1,480,190

		3,060,010

Appliances - 0.3%

Electrolux AB, Series B(1)	71,412	2,020,485

Applications Software - 2.4%

Microsoft Corp.	126,978	5,620,046
Salesforce.com, Inc.†	61,135	4,244,603
ServiceNow, Inc.†	26,704	1,854,593
Verint Systems, Inc.†	81,400	3,512,410

		15,231,652

Audio/Video Products - 1.5%

Harman International Industries, Inc.	96,745	9,286,553

Banks-Commercial - 1.1%

M&T Bank Corp.	54,560	6,653,592

Banks-Fiduciary - 0.5%

Northern Trust Corp.	42,500	2,896,800

Banks-Super Regional - 1.5%

PNC Financial Services Group, Inc.	102,629	9,154,507

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	136,520	5,477,182
Monster Beverage Corp.†	36,491	4,931,394

		10,408,576

Brewery - 0.3%

Anheuser-Busch InBev NV ADR	18,241	1,939,383

Building Products-Doors & Windows - 0.2%

Sanwa Holdings Corp.(1)	146,600	1,010,354

Building Products-Wood - 0.1%

Norbord, Inc.	62,200	892,100

Building-Mobile Home/Manufactured Housing - 0.4%

Thor Industries, Inc.	48,000	2,486,400

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	164,175	4,820,178

Cable/Satellite TV - 0.2%

Sky PLC(1)	97,867	1,548,659

Casino Hotels - 1.0%

Las Vegas Sands Corp.	141,937	5,389,348
Sands China, Ltd.(1)	203,200	616,705

		6,006,053

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	35,564	1,415,803

Chemicals-Diversified - 0.4%

Celanese Corp., Series A	34,373	2,033,851
Huntsman Corp.	69,015	668,755

		2,702,606

Chemicals-Specialty - 0.3%

Cabot Corp.	23,061	727,805
Chemours Co.	155,600	1,006,732

		1,734,537

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	41,640	3,346,190
Equifax, Inc.	52,171	5,069,978

		8,416,168

Computer Services - 2.5%

Accenture PLC, Class A	53,502	5,257,107
Cognizant Technology Solutions Corp., Class A†	73,295	4,589,000
Genpact, Ltd.†	237,310	5,602,889

		15,448,996

Computer Software - 0.8%

Akamai Technologies, Inc.†	70,851	4,892,970

Computers - 0.8%

Apple, Inc.	46,070	5,081,521

Computers-Memory Devices - 0.3%

Western Digital Corp.	27,365	2,173,876

Consulting Services - 0.2%

Verisk Analytics, Inc.†	20,857	1,541,541

Containers-Paper/Plastic - 0.2%

Bemis Co., Inc.	25,700	1,016,949

Cosmetics & Toiletries - 0.2%

Estee Lauder Cos., Inc., Class A	19,402	1,565,353

Decision Support Software - 0.7%

MSCI, Inc.	73,482	4,369,240

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.	28,655	1,449,083

Distribution/Wholesale - 0.2%

WESCO International, Inc.†	31,143	1,447,215

Diversified Banking Institutions - 3.7%

Bank of America Corp.	214,545	3,342,611
Citigroup, Inc.	183,665	9,111,621
Goldman Sachs Group, Inc.	8,594	1,493,293
JPMorgan Chase & Co.	155,284	9,467,666

		23,415,191

Diversified Manufacturing Operations - 1.3%

Eaton Corp. PLC	42,819	2,196,615
General Electric Co.	197,062	4,969,904
Sulzer AG(1)	9,309	913,043

		8,079,562

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	8,650	4,427,849

E-Commerce/Services - 1.3%

Priceline Group, Inc.†	4,200	5,194,812
TripAdvisor, Inc.†	50,544	3,185,283

		8,380,095

E-Services/Consulting - 1.1%

CDW Corp.	164,759	6,732,053

Electric-Integrated - 1.9%

Exelon Corp.	127,155	3,776,503
OGE Energy Corp.	56,200	1,537,632
PG&E Corp.	86,536	4,569,101
Xcel Energy, Inc.	51,819	1,834,911

		11,718,147

Electronic Components-Semiconductors - 0.6%

Microsemi Corp.†	41,783	1,371,318
Silicon Motion Technology Corp. ADR†	22,300	609,013

Synaptics, Inc.†	20,100	1,657,446

		3,637,777

Electronic Connectors - 0.7%

Amphenol Corp., Class A	89,340	4,552,766

Electronic Forms - 0.6%

Adobe Systems, Inc.†	47,844	3,933,734

Electronic Measurement Instruments - 0.3%

Trimble Navigation, Ltd.†	125,275	2,057,016

Enterprise Software/Service - 0.5%

Workday, Inc., Class A†	48,569	3,344,461

Entertainment Software - 0.8%

Activision Blizzard, Inc.	161,925	5,001,863

Finance-Consumer Loans - 0.9%

PRA Group, Inc.†	102,400	5,419,008

Finance-Credit Card - 0.8%

American Express Co.	34,353	2,546,588
Blackhawk Network Holdings, Inc.†	60,610	2,569,258

		5,115,846

Finance-Investment Banker/Broker - 0.4%

Raymond James Financial, Inc.	55,619	2,760,371

Human Resources - 0.2%

TriNet Group, Inc.†	88,000	1,478,400

Industrial Gases - 0.9%

Praxair, Inc.	55,941	5,698,150

Insurance Brokers - 1.2%

Arthur J. Gallagher & Co.	83,633	3,452,370
Marsh & McLennan Cos., Inc.	84,215	4,397,708

		7,850,078

Insurance-Life/Health - 2.1%

Lincoln National Corp.	79,190	3,758,358
Principal Financial Group, Inc.	86,620	4,100,591
Torchmark Corp.	47,431	2,675,108
Unum Group	84,800	2,720,384

		13,254,441

Insurance-Multi-line - 2.0%

ACE, Ltd.	51,886	5,365,012
MetLife, Inc.	148,493	7,001,445

		12,366,457

Insurance-Property/Casualty - 0.8%

Markel Corp.†	6,145	4,927,430

Insurance-Reinsurance - 0.5%

Berkshire Hathaway, Inc., Class B†	22,050	2,875,320

Internet Content-Entertainment - 0.7%

Facebook, Inc., Class A†	48,795	4,386,671

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	39,308	4,551,866

Internet Security - 0.8%

VeriSign, Inc.†	69,138	4,878,377

Investment Management/Advisor Services - 1.6%

Ameriprise Financial, Inc.	24,145	2,634,944
BlackRock, Inc.	13,870	4,125,909
Waddell & Reed Financial, Inc., Class A	93,569	3,253,394

		10,014,247

Medical Information Systems - 1.1%

Everyday Health, Inc.†	173,681	1,587,445
IMS Health Holdings, Inc.†	172,371	5,015,996

		6,603,441

Medical Instruments - 0.6%

Medtronic PLC	56,371	3,773,475

Medical Labs & Testing Services - 0.9%

ICON PLC†	83,000	5,890,510

Medical Products - 1.1%

Becton Dickinson and Co.	27,962	3,709,439
Zimmer Biomet Holdings, Inc.	31,200	2,930,616

		6,640,055

Medical-Biomedical/Gene - 5.0%

Amgen, Inc.	28,360	3,922,755
Biogen, Inc.†	18,484	5,393,816
BioMarin Pharmaceutical, Inc.†	30,259	3,186,878
Celgene Corp.†	28,100	3,039,577
Gilead Sciences, Inc.	57,395	5,635,615
Incyte Corp.†	30,071	3,317,733
Regeneron Pharmaceuticals, Inc.†	7,026	3,268,074
Vertex Pharmaceuticals, Inc.†	33,039	3,440,682

		31,205,130

Medical-Drugs - 6.8%

Alkermes PLC†	67,546	3,962,924
Allergan PLC†	16,990	4,618,052
AstraZeneca PLC ADR	54,620	1,738,008
Bristol-Myers Squibb Co.	211,047	12,493,982
Johnson & Johnson	41,759	3,898,203
Merck & Co., Inc.	232,498	11,483,076
Roche Holding AG(1)	13,386	3,538,643
TESARO, Inc.†	15,601	625,600

		42,358,488

Medical-Generic Drugs - 0.5%

Mylan NV†	58,727	2,364,349
Perrigo Co. PLC	5,100	802,077

		3,166,426

Medical-HMO - 0.8%

Cigna Corp.	8,500	1,147,670
UnitedHealth Group, Inc.	32,842	3,810,000

		4,957,670

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	20,630	2,574,830

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	73,333	5,633,441

Metal-Aluminum - 0.1%

Constellium NV, Class A†	73,423	444,943

Metal-Diversified - 0.2%

Rio Tinto PLC ADR	31,596	1,068,577

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	67,868	3,725,953

Multimedia - 0.7%

Markit Ltd†	79,700	2,311,300
Quebecor, Inc., Class B	78,100	1,709,480
Walt Disney Co.	3,800	388,360

		4,409,140

Networking Products - 1.8%

Cisco Systems, Inc.	420,517	11,038,571

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	91,725	2,645,349

Oil & Gas Drilling - 0.5%

Atwood Oceanics, Inc.	136,323	2,018,944

Helmerich & Payne, Inc.	26,078	1,232,446

		3,251,390

Oil Companies-Exploration & Production - 1.6%

Canadian Natural Resources, Ltd.	99,639	1,937,979
Cobalt International Energy, Inc.†	150,352	1,064,492
Diamondback Energy, Inc.†	27,400	1,770,040
Pioneer Natural Resources Co.	16,006	1,946,970
QEP Resources, Inc.	63,310	793,274
Southwestern Energy Co.†	187,636	2,381,101

		9,893,856

Oil Companies-Integrated - 1.1%

Imperial Oil, Ltd.	182,143	5,757,540
Marathon Oil Corp.	66,500	1,024,100

		6,781,640

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	26,216	987,032

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	48,174	2,352,818

Oil-Field Services - 0.4%

Halliburton Co.	76,073	2,689,181
Trican Well Service, Ltd.†	129,500	65,987

		2,755,168

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	35,600	2,882,176

Power Converter/Supply Equipment - 0.2%

Generac Holdings, Inc.†	38,993	1,173,299

Real Estate Investment Trusts - 1.6%

American Tower Corp.	32,577	2,866,124
AvalonBay Communities, Inc.	15,051	2,631,216
Columbia Property Trust, Inc.	88,670	2,057,144
Host Hotels & Resorts, Inc.	64,600	1,021,326
Weyerhaeuser Co.	48,621	1,329,298

		9,905,108

Retail-Apparel/Shoe - 0.8%

L Brands, Inc.	47,546	4,285,321
Vera Bradley, Inc.†	60,535	763,346

		5,048,667

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	203,000	4,689,300

Retail-Auto Parts - 1.5%

Advance Auto Parts, Inc.	50,005	9,477,448

Retail-Automobile - 0.7%

CarMax, Inc.†	72,419	4,295,895

Retail-Building Products - 1.4%

Home Depot, Inc.	40,260	4,649,627
Lowe’s Cos., Inc.	56,768	3,912,451

		8,562,078

Retail-Discount - 1.0%

Costco Wholesale Corp.	15,863	2,293,314
Dollar Tree, Inc.†	47,775	3,184,681
Tuesday Morning Corp.†	146,200	790,942

		6,268,937

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	92,574	6,611,635

Retail-Restaurants - 0.8%

McDonald’s Corp.	50,183	4,944,531

Schools - 1.4%

American Public Education, Inc.†	133,768	3,136,859
Grand Canyon Education, Inc.†	147,124	5,589,241

		8,726,100

Security Services - 0.2%

LifeLock, Inc.†	123,600	1,082,736

Semiconductor Components-Integrated Circuits - 0.2%

Maxim Integrated Products, Inc.	44,062	1,471,671

Steel-Producers - 0.6%

Reliance Steel & Aluminum Co.	67,638	3,653,128

Telecommunication Equipment - 0.5%

ARRIS Group, Inc.†	132,750	3,447,518

Telephone-Integrated - 0.5%

Verizon Communications, Inc.	75,681	3,292,880

Television - 0.4%

CBS Corp., Class B	56,945	2,272,106

Tobacco - 0.4%

Imperial Tobacco Group PLC(1)	45,186	2,338,745

Transport-Rail - 1.3%

Canadian National Railway Co.	69,700	3,957,936
Genesee & Wyoming, Inc., Class A†	27,000	1,595,160
Union Pacific Corp.	29,870	2,640,807

		8,193,903

Transport-Services - 1.9%

FedEx Corp.	22,550	3,246,749
United Parcel Service, Inc., Class B	90,992	8,980,001

		12,226,750

Web Hosting/Design - 1.2%

Web.com Group, Inc.†	364,247	7,678,327

Web Portals/ISP - 1.5%

Google, Inc., Class A†	5,507	3,515,504
Google, Inc., Class C†	9,513	5,787,899

		9,303,403

Wire & Cable Products - 1.0%

Belden, Inc.	140,752	6,571,711

Total Common Stocks
(cost $639,592,221)		612,680,019

EXCHANGE-TRADED FUNDS - 0.3%

Vanguard S&P 500 ETF (cost $2,280,054)	11,934	2,096,923

Total Long-Term Investment Securities
(cost $641,872,275)		614,776,942

REPURCHASE AGREEMENTS - 1.5%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,540,000	1,540,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	2,130,000	2,130,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,130,000	2,130,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,520,000	1,520,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,385,000	2,385,000

Total Repurchase Agreements
(cost $9,705,000)		9,705,000

TOTAL INVESTMENTS
(cost $651,577,275)(3)	99.6%	624,481,942
Other assets less liabilities	0.4	2,216,247

NET ASSETS	100.0%	$626,698,189

†	Non-income producing security
(1)	Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $13,566,454 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details on Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel Manufacturers	$1,480,190	$1,579,820	$—	$3,060,010
Appliances	—	2,020,485	—	2,020,485
Building Products-Doors & Windows	—	1,010,354	—	1,010,354
Cable/Satellite TV	—	1,548,659	—	1,548,659
Casino Hotels	5,389,348	616,705	—	6,006,053
Diversified Manufacturing Operations	7,166,519	913,043	—	8,079,562
Medical-Drugs	38,819,845	3,538,643	—	42,358,488
Tobacco	—	2,338,745	—	2,338,745
Other Industries	546,257,663	—	—	546,257,663
Exchange-Traded Funds	2,096,923	—	—	2,096,923
Repurchase Agreements	—	9,705,000	—	9,705,000

Total Investments at Value	$601,210,488	$23,271,454	$—	$624,481,942

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 90.4%
Aerospace/Defense - 1.1%

Raytheon Co.	127,466	$13,926,935

Applications Software - 1.4%

Dropbox, Inc.†(1)(2)(3)	313,518	5,324,705
ServiceNow, Inc.†	185,669	12,894,712

		18,219,417

Audio/Video Products - 1.4%

Harman International Industries, Inc.	191,222	18,355,400

Auto-Cars/Light Trucks - 1.3%

Tesla Motors, Inc.†	69,873	17,356,453

Auto/Truck Parts & Equipment-Original - 0.6%

Mobileye NV†	180,364	8,202,955

Banks-Fiduciary - 1.0%

Northern Trust Corp.	185,128	12,618,324

Beverages-Non-alcoholic - 1.9%

Monster Beverage Corp.†	184,166	24,888,193

Building & Construction Products-Misc. - 1.1%

Fortune Brands Home & Security, Inc.	301,938	14,332,997

Chemicals-Specialty - 0.7%

Platform Specialty Products Corp.†	669,281	8,466,405

Commercial Services - 1.0%

CoStar Group, Inc.†	71,481	12,370,502

Computer Software - 1.3%

Akamai Technologies, Inc.†	237,200	16,381,032

Computers - 4.3%

Apple, Inc.	496,473	54,760,972

Cosmetics & Toiletries - 1.1%

Estee Lauder Cos., Inc., Class A	170,135	13,726,492

Diagnostic Equipment - 1.0%

Danaher Corp.	156,830	13,363,484

Distribution/Wholesale - 1.9%

Fastenal Co.	391,112	14,318,610
HD Supply Holdings, Inc.†	369,124	10,564,329

		24,882,939

Diversified Financial Services - 0.7%

Julius Baer Group, Ltd.(4)	196,991	8,962,716

Diversified Manufacturing Operations - 0.9%

Textron, Inc.	324,899	12,229,198

Drug Delivery Systems - 1.3%

DexCom, Inc.†	191,841	16,471,468

E-Commerce/Products - 5.6%

Amazon.com, Inc.†	138,173	70,729,377
Honest Company, Inc.†(1)(2)(3)	41,843	1,914,526

		72,643,903

E-Commerce/Services - 2.1%

Priceline Group, Inc.†	10,265	12,696,368
Zillow Group, Inc., Class A†	177,103	5,088,169
Zillow Group, Inc., Class C†	354,206	9,563,562

		27,348,099

E-Services/Consulting - 1.2%

CDW Corp.	379,785	15,518,015

Energy-Alternate Sources - 1.0%

First Solar, Inc.†	292,514	12,504,973

Enterprise Software/Service - 3.7%

Tyler Technologies, Inc.†	96,349	14,385,869
Veeva Systems, Inc., Class A†	565,835	13,246,197
Workday, Inc., Class A†	281,796	19,404,473

		47,036,539

Food-Misc./Diversified - 1.0%

Mondelez International, Inc., Class A	309,570	12,961,696

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	208,465	9,166,206

Heart Monitors - 0.6%

HeartWare International, Inc.†	153,337	8,021,058

Hotels/Motels - 0.9%

Hilton Worldwide Holdings, Inc.	500,590	11,483,535

Industrial Audio & Video Products - 1.0%

IMAX Corp.†	371,588	12,555,959

Internet Content-Entertainment - 4.2%

Facebook, Inc., Class A†	602,578	54,171,762

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	36,226	10,776,148

Lighting Products & Systems - 0.9%

Acuity Brands, Inc.	65,779	11,549,477

Machinery-General Industrial - 1.0%

Middleby Corp.†	119,752	12,596,713

Medical Information Systems - 1.8%

Cerner Corp.†	379,061	22,728,498

Medical Instruments - 1.4%

Intuitive Surgical, Inc.†	39,196	18,013,698

Medical Products - 1.2%

Becton Dickinson and Co.	116,752	15,488,320

Medical-Biomedical/Gene - 5.6%

Biogen, Inc.†	52,865	15,426,536
Gilead Sciences, Inc.	187,456	18,406,305
Illumina, Inc.†	49,988	8,788,890
Incyte Corp.†	71,511	7,889,809
Isis Pharmaceuticals, Inc.†	104,363	4,218,352
Regeneron Pharmaceuticals, Inc.†	37,138	17,274,369

		72,004,261

Medical-Drugs - 6.1%

Allergan PLC†	95,095	25,847,772
AstraZeneca PLC(4)	143,956	9,135,930
Bristol-Myers Squibb Co.	621,363	36,784,690
Eisai Co., Ltd.(4)	114,900	6,815,172

		78,583,564

Medical-Generic Drugs - 1.0%

Mylan NV†	326,334	13,138,207

Networking Products - 1.6%

Arista Networks, Inc.†	340,423	20,830,483

Oil Companies-Exploration & Production - 1.8%

Energen Corp.	142,666	7,113,327
Pioneer Natural Resources Co.	132,910	16,167,172

		23,280,499

Physicians Practice Management - 0.3%

Envision Healthcare Holdings, Inc.†	106,386	3,913,941

Real Estate Investment Trusts - 2.5%

American Tower Corp.	175,993	15,483,864
Equinix, Inc.	60,151	16,445,284

		31,929,148

Retail-Apparel/Shoe - 1.0%

Kate Spade & Co.†	653,415	12,486,761

Retail-Auto Parts - 1.7%

Advance Auto Parts, Inc.	113,145	21,444,372

Retail-Discount - 1.1%

Costco Wholesale Corp.	97,240	14,057,987

Retail-Restaurants - 5.4%

Chipotle Mexican Grill, Inc.†	50,025	36,030,506
Jack in the Box, Inc.	179,986	13,866,121
Panera Bread Co., Class A†	103,216	19,963,007

		69,859,634

Satellite Telecom - 0.4%

DigitalGlobe, Inc.†	298,043	5,668,778

Semiconductor Components-Integrated Circuits - 1.2%

NXP Semiconductors NV†	174,701	15,211,216

Transport-Rail - 1.1%

Kansas City Southern	155,512	14,132,931

Web Portals/ISP - 5.2%

Alphabet, Inc., Class C†	110,162	67,024,764

X-Ray Equipment - 1.3%

Hologic, Inc.†	429,926	16,823,004

Total Common Stocks
(cost $1,088,537,199)		1,164,470,031

CONVERTIBLE PREFERRED SECURITIES - 4.7%
Advertising Services - 0.1%

Nanigans, Inc.†(1)(2)(3)	126,818	1,384,662

Computer Software - 0.2%

Zuora, Inc. Series F†(1)(2)(3)	732,120	2,781,543

Computers-Memory Devices - 0.2%

Pure Storage, Inc., Series F†(1)(2)(3)	177,438	2,963,215

Data Processing/Management - 0.3%

Cloudera, Inc. Series F†(1)(2)(3)	129,662	4,000,721

E-Commerce/Products - 0.7%

One Kings Lane, Inc. Series E†(1)(2)(3)	291,563	3,933,185
Honest Company, Inc. Series C†(1)(2)(3)	97,634	4,467,244

		8,400,429

E-Commerce/Services - 2.2%

Airbnb, Inc., Series E†(1)(2)(3)	46,491	4,328,052
Uber Technologies, Inc., Series D†(1)(2)(3)	599,808	23,775,538

		28,103,590

Electronic Forms - 0.3%

Docusign, Inc., Series B†(1)(2)(3)	8,662	160,767
Docusign, Inc., Series B-1†(1)(2)(3)	2,594	48,145
Docusign, Inc., Series D†(1)(2)(3)	6,224	115,517
Docusign, Inc., Series E†(1)(2)(3)	160,967	2,987,547
Docusign, Inc. Series F†(1)(2)(3)	29,200	541,952

		3,853,928

Entertainment Software - 0.5%

DraftKings, Inc., Series D†(1)(2)(3)	390,851	2,996,033
DraftKings, Inc., Series D-1†(1)(2)(3)	450,010	3,449,510

		6,445,543

Web Portals/ISP - 0.2%

Pinterest, Inc. Series G†(1)(2)(3)	78,188	2,806,594

Total Convertible Preferred Securities
(cost $40,741,388)		60,740,225

Total Long-Term Investment Securities
(cost $1,129,278,587)		1,225,210,256

REPURCHASE AGREEMENTS - 3.2%

Bank of America Securities LLC Joint Repurchase Agreement(5)	$6,435,000	6,435,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	8,910,000	8,910,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,910,000	8,910,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,360,000	6,360,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	9,915,000	9,915,000

Total Repurchase Agreements
(cost $40,530,000)		40,530,000

TOTAL INVESTMENTS
(cost $1,169,808,587)(6)	98.3%	1,265,740,256
Other assets less liabilities	1.7	22,062,823

NET ASSETS	100.0%	$1,287,803,079

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At September 30, 2015, the aggregate value of these securities was $67,979,456 representing 5.3% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	313,518	$2,837,872	$5,324,705	$16.98	0.4%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,914,526	45.75	0.2
Convertible Preferred Securities
Airbnb, Inc., Series F	06/24/2015	46,491	4,328,052	4,328,052	93.09	0.3
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	4,000,721	30.85	0.3
Docusign, Inc., Series B	02/28/2014	8,662	113,753	160,767	18.56	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	48,145	18.56	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	115,517	18.56	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	2,987,547	18.56	0.2
Docusign, Inc., Series F	04/30/2015	29,200	557,519	541,952	18.56	0.1
DraftKings, Inc., Series D	08/11/2015	390,851	2,996,033	2,996,033	7.67	0.2
DraftKings, Inc., Series D-1
	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	3,449,510	7.67	0.3

Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	4,467,244	45.76	0.4
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,384,662	10.92	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	3,933,185	13.49	0.3
Pinterest, Inc., Series G	03/19/2015	78,188	2,806,594	2,806,594	35.90	0.2
Pure Storage, Inc., Series F	04/16/2014	177,438	2,790,372	2,963,215	16.70	0.2
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	23,775,538	39.64	1.9
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	2,781,543	3.80	0.2

				$67,979,456		5.3%

(4)	Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $24,913,818 representing 1.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	See Note 2 for details on Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$12,894,712	$—	$5,324,705	$18,219,417
Diversified Financial Services	—	8,962,716	—	8,962,716
E-Commerce/Products	70,729,377	—	1,914,526	72,643,903
Medical Drugs	62,632,462	15,951,102	—	78,583,564
Other Industries	986,060,431	—	—	986,060,431
Convertible Preferred Securities	—	—	60,740,225	60,740,225
Repurchase Agreements	—	40,530,000	—	40,530,000

Total Investments at Value	$1,132,316,982	$65,443,818	$67,979,456	$1,265,740,256

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2014	$7,130,884	$36,605,980
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	772,212	7,259,481
Change in unrealized depreciation(1)	(663,865)	(403,345)
Net Purchases	—	17,278,109
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/2015	$7,239,231	$60,740,225

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2015 includes:
	Common Stocks	Convertible Preferred Securities
	$108,347	$6,856,136

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at Septebmer 30, 2015

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 9/30/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,914,526	Market Approach	Market Transaction Price*	$32.8896

	$5,324,705	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	4.86x – 12.8x(8.83x)
			Discount for Lack of Marketability	10% – 15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.33%

Convertible Preferred Securities	$45,989,176	Market Approach	Market Transaction Price*	$3.7993 – $93.0944 ($30.55401)

	$6,817,143	Market Approach	Estimate Revenue Multiple*	4.9x – 6.5x (5.7x)
			Discount for Lack of Marketability	10.00%

	$3,933,185	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Mutliple*	1.0x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.2
			Risk-free rate	0.6390%

	$4,000,721	Market Approach	Transaction Price*	$32.8300
			2015 Estimae Revenue Multiple	10.1x
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.9%
Agricultural Chemicals - 1.2%

Mosaic Co.	59,948	$1,864,982

Building Products-Cement - 0.7%

Anhui Conch Cement Co., Ltd., Class H(1)	357,500	1,058,538

Chemicals-Diversified - 1.6%

LyondellBasell Industries NV, Class A	29,433	2,453,535

Chemicals-Specialty - 2.2%

Methanex Corp.	35,400	1,173,014
Umicore SA(1)	56,371	2,172,238

		3,345,252

Coal - 0.2%

Mongolian Mining Corp.†(1)	13,995,800	358,236

Diversified Minerals - 3.8%

BHP Billiton PLC(1)	324,313	4,951,006
Western Areas, Ltd.(1)	471,633	718,114

		5,669,120

Energy-Alternate Sources - 2.3%

First Solar, Inc.†	43,638	1,865,525
Pattern Energy Group, Inc.	81,567	1,557,114

		3,422,639

Engineering/R&D Services - 0.7%

JGC Corp.(1)	82,000	1,090,465

Gold Mining - 4.1%

Eldorado Gold Corp.	334,000	1,071,203
Goldcorp, Inc.	210,750	2,638,590
Medusa Mining, Ltd.†(1)	1,183,880	318,185
Randgold Resources, Ltd.(1)	35,750	2,104,306

		6,132,284

Machinery-Construction & Mining - 2.3%

Caterpillar, Inc.	30,521	1,994,853
Komatsu, Ltd.(1)	100,700	1,482,091

		3,476,944

Metal Processors & Fabrication - 1.5%

Aurubis AG(1)	36,097	2,294,307

Metal-Aluminum - 3.3%

Alcoa, Inc.	266,465	2,574,052
Norsk Hydro ASA(1)	722,194	2,412,161

		4,986,213

Metal-Copper - 0.7%

First Quantum Minerals, Ltd.	275,087	1,008,000

Metal-Diversified - 7.7%

Boliden AB(1)	144,429	2,261,080
Glencore PLC(1)	1,633,934	2,276,886
Rio Tinto PLC(1)	209,571	7,030,843

		11,568,809

Metal-Iron - 0.6%

Fortescue Metals Group, Ltd.(1)	723,908	930,259

Non-Ferrous Metals - 1.0%

Mitsubishi Materials Corp.(1)	478,000	1,458,141

Oil Companies-Exploration & Production - 14.1%

Anadarko Petroleum Corp.	18,309	1,105,681
BG Group PLC(1)	90,637	1,306,960
Cabot Oil & Gas Corp.	70,468	1,540,430
Canadian Natural Resources, Ltd.	70,800	1,378,862
ConocoPhillips	110,737	5,310,947
Energen Corp.	19,165	955,567
EOG Resources, Inc.	55,676	4,053,213
Inpex Corp.(1)	277,700	2,481,014
Pioneer Natural Resources Co.	12,290	1,494,956
Santos, Ltd.(1)	414,757	1,164,765
Tullow Oil PLC†(1)	220,118	565,619

		21,358,014

Oil Companies-Integrated - 24.8%

Chevron Corp.	101,604	8,014,523
Eni SpA(1)	205,182	3,228,405
Exxon Mobil Corp.	191,003	14,201,073
Imperial Oil, Ltd.	47,949	1,515,668
Royal Dutch Shell PLC, Class A(1)	338,574	7,984,153
Statoil ASA(1)	175,091	2,554,042

		37,497,864

Oil Field Machinery & Equipment - 2.1%

National Oilwell Varco, Inc.	48,682	1,832,877
Schoeller-Bleckmann Oilfield Equipment AG ADR	240,442	1,336,858

		3,169,735

Oil Refining & Marketing - 6.6%

Marathon Petroleum Corp.	32,552	1,508,134
Phillips 66	55,856	4,291,975
Valero Energy Corp.	70,111	4,213,671

		10,013,780

Oil-Field Services - 6.1%

Halliburton Co.	64,456	2,278,520
Schlumberger, Ltd.	87,667	6,046,393
TGS Nopec Geophysical Co. ASA(1)	50,071	925,529

		9,250,442

Pipelines - 2.4%

TransCanada Corp.	113,800	3,598,621

Power Converter/Supply Equipment - 0.9%

SunPower Corp.†	70,100	1,404,804

Steel-Producers - 3.0%

Nucor Corp.	73,336	2,753,767
Reliance Steel & Aluminum Co.	33,106	1,788,055

		4,541,822

Total Long-Term Investment Securities
(cost $190,758,550)		141,952,806

REPURCHASE AGREEMENTS - 1.9%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$450,000	450,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	625,000	625,000
BNP Paribas SA Joint Repurchase Agreement(2)	625,000	625,000
Deutsche Bank AG Joint Repurchase Agreement(2)	445,000	445,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	700,000	700,000

Total Repurchase Agreements
(cost $2,845,000)		2,845,000

TOTAL INVESTMENTS
(cost $193,603,550)(3)	95.8%	144,797,806
Other assets less liabilities	4.2	6,335,113

NET ASSETS	100.0%	$151,132,919

†	Non-income producing security
(1)	Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $53,127,343 representing 35.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Building Products-Cement	$—	$1,058,538	$—	$1,058,538
Chemicals-Specialty	1,173,014	2,172,238	—	3,345,252
Coal	—	358,236	—	358,236
Diversified Minerals	—	5,669,120	—	5,669,120
Engineering/R&D Services	—	1,090,465	—	1,090,465
Gold Mining	3,709,793	2,422,491	—	6,132,284
Machinery-Construction & Mining	1,994,853	1,482,091	—	3,476,944
Metal Processors & Fabrication	—	2,294,307	—	2,294,307
Metal-Aluminum	2,574,052	2,412,161	—	4,986,213
Metal-Diversified	—	11,568,809	—	11,568,809
Metal-Iron	—	930,259	—	930,259
Non-Ferrous Metals	—	1,458,141	—	1,458,141
Oil Companies-Exploration & Production	15,839,656	5,518,358	—	21,358,014
Oil Companies-Integrated	23,731,264	13,766,600	—	37,497,864
Oil-Field Services	8,324,913	925,529	—	9,250,442
Other Industries	31,477,918	—	—	31,477,918
Repurchase Agreements	—	2,845,000	—	2,845,000

Total Investments at Value	$88,825,463	$55,972,343	$—	$144,797,806

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 96.8%
Alerian MLP ETF	28,831	$359,811
iShares 10+ Year Credit Bond ETF	24,610	1,403,508
iShares Barclays 1-3 Year Credit Bond Fund	24,778	2,604,911
iShares CMBS ETF	19,412	1,003,018
iShares Core High Dividend ETF	31,455	2,188,639
iShares Emerging Markets Dividend ETF	18,366	566,775
iShares Europe ETF	12,042	479,272
iShares iBoxx $ High Yield Corporate Bond Fund	60,105	5,006,145
iShares Intermediate Credit Bond ETF	7,385	802,011
iShares International Select Dividend ETF	54,443	1,531,482
iShares MSCI Eurozone ETF	8,328	285,983
iShares Select Dividend Fund	8,291	603,170
iShares US Preferred Stock ETF	51,546	1,989,676
Total Long-Term Investment Securities

(cost $20,276,893)		18,824,401

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/01/2015 (cost $603,000)	$603,000	603,000

TOTAL INVESTMENTS
(cost $20,879,893)(1)	99.9%	19,427,401
Other assets less liabilities	0.1	15,891

NET ASSETS	100.0%	$19,443,292

(1)	See Note 4 for cost of investments on a tax basis.

ETF Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
3	Short	Euro Dollar Currency Future	December 2015	425,991	419,212	6,779
3	Long	Australian 10 YR Bond Future	December 2015	270,632	272,504	1,872
4	Short	S&P 500 E-Mini Index	December 2015	387,950	381,740	6,210
10	Short	U.S. Treasury 10 YR Notes	December 2015	1,275,151	1,287,344	(12,193)
6	Short	U.S. Treasury 2 YR Notes	December 2015	1,313,344	1,314,188	(844)
9	Short	U.S. Treasury 5 YR Notes	December 2015	1,079,089	1,084,641	(5,552)

						$(3,728)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$18,824,401	$—	$—	$18,824,401
Short-Term Investment Securities		603,000		603,000

Total Investments at Value	$18,824,401	$603,000	$—	$19,427,401

Other Financial Instruments:+
Open Futures Contracts	$14,861	$—	$—	$14,861

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$18,589	$—	$—	$18,589

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investment

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 61.9%
Advertising Services - 0.9%

Nielsen Holdings PLC	3,809	$169,386

Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	699	63,120

Aerospace/Defense-Equipment - 1.1%

Airbus Group SE(1)	3,442	204,441

Airlines - 0.8%

American Airlines Group, Inc.	2,470	95,910
United Continental Holdings, Inc.†	1,003	53,209

		149,119

Apparel Manufacturers - 0.5%

VF Corp.	1,315	89,696

Applications Software - 1.6%

Microsoft Corp.	6,837	302,606

Athletic Footwear - 0.5%

Asics Corp.(1)	4,000	95,715

Auto-Cars/Light Trucks - 0.9%

Honda Motor Co., Ltd.(1)	5,900	175,930

Auto/Truck Parts & Equipment-Original - 1.9%

Delphi Automotive PLC	2,470	187,819
Valeo SA(1)	297	40,220
WABCO Holdings, Inc.†	1,314	137,746

		365,785

Banks-Commercial - 3.0%

Axis Bank, Ltd. GDR	954	35,966
Banca Generali SpA(1)	2,279	64,376
FinecoBank Banca Fineco SpA(1)	5,696	37,869
HDFC Bank, Ltd. ADR	540	32,989
ICICI Bank, Ltd. ADR	22,266	186,589
ING Groep NV CVA(1)	5,947	84,422
Sumitomo Mitsui Financial Group, Inc.(1)	3,100	118,009

		560,220

Banks-Fiduciary - 0.7%

Northern Trust Corp.	1,970	134,275

Beverages-Non-alcoholic - 0.7%

Monster Beverage Corp.†	910	122,977

Brewery - 0.6%

Anheuser-Busch InBev NV(1)	1,095	116,304

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.	1,190	56,489

Building Products-Cement - 0.5%

Cemex SAB de CV ADR†	9,560	66,824
Vulcan Materials Co.	399	35,591

		102,415

Building-Heavy Construction - 0.8%

SBA Communications Corp., Class A†	1,440	150,826

Cable/Satellite TV - 1.2%

Sky PLC(1)	14,157	224,022

Chemicals-Specialty - 0.3%

Brenntag AG(1)	1,081	58,175

Commercial Services-Finance - 0.4%

Equifax, Inc.	785	76,286

Computer Services - 0.9%

Accenture PLC, Class A	1,630	160,164

Computer Software - 0.1%

Envestnet, Inc.†	720	21,578

Computers - 0.3%

Apple, Inc.	560	61,768

Computers-Memory Devices - 0.3%

Western Digital Corp.	790	62,758

Cosmetics & Toiletries - 1.6%

Beiersdorf AG(1)	829	73,352
Estee Lauder Cos., Inc., Class A	2,788	224,936

		298,288

Diversified Banking Institutions - 3.9%

Bank of America Corp.	19,922	310,385
BNP Paribas SA(1)	4,318	254,268
Goldman Sachs Group, Inc.	993	172,544

		737,197

Diversified Financial Services - 0.3%

Julius Baer Group, Ltd.(1)	1,319	60,012

E-Commerce/Products - 2.0%

Alibaba Group Holding, Ltd. ADR†	2,030	119,709
Amazon.com, Inc.†	513	262,600

		382,309

E-Commerce/Services - 0.4%

Priceline Group, Inc.†	55	68,027

Electric-Integrated - 0.3%

Edison International	1,000	63,070

Electronic Components-Semiconductors - 0.9%

Micron Technology, Inc.†	3,770	56,475
SK Hynix, Inc.(1)	4,076	116,481

		172,956

Finance-Credit Card - 1.8%

Alliance Data Systems Corp.†	375	97,117
Visa, Inc., Class A	3,410	237,541

		334,658

Finance-Other Services - 1.1%

Hong Kong Exchanges and Clearing, Ltd.(1)	2,226	51,191
Intercontinental Exchange, Inc.	685	160,968

		212,159

Food-Misc./Diversified - 1.0%

Mondelez International, Inc., Class A	4,508	188,750

Food-Retail - 1.1%

Seven & i Holdings Co., Ltd.(1)	4,400	201,597

Gas-Distribution - 0.2%

ENN Energy Holdings, Ltd.(1)	8,000	38,652

Hotels/Motels - 0.6%

Hilton Worldwide Holdings, Inc.	4,860	111,488

Human Resources - 0.7%

ManpowerGroup, Inc.	690	56,504
Robert Half International, Inc.	1,514	77,456

		133,960

Instruments-Controls - 1.0%

Honeywell International, Inc.	1,960	185,592

Insurance-Life/Health - 0.7%

China Life Insurance Co., Ltd.(1)	37,000	129,152

Insurance-Property/Casualty - 0.6%

PICC Property & Casualty Co., Ltd.(1)	30,000	58,982

Tokio Marine Holdings, Inc.(1)	1,219	45,620

		104,602

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	1,320	118,668

Internet Content-Information/News - 0.3%

M3, Inc.†(1)	2,500	49,874

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.	508	151,115
Invesco, Ltd.	2,440	76,201
WisdomTree Investments, Inc.	2,752	44,390

		271,706

Medical Instruments - 0.3%

Olympus Corp.(1)	1,905	59,323

Medical Products - 0.8%

Becton Dickinson and Co.	1,070	141,946

Medical-Biomedical/Gene - 1.5%

Biogen, Inc.†	160	46,690
Illumina, Inc.†	520	91,426
Regeneron Pharmaceuticals, Inc.†	307	142,798

		280,914

Medical-Drugs - 6.1%

Alkermes PLC†	1,781	104,491
Allergan PLC†	1,040	282,683
AstraZeneca PLC(1)	2,001	126,990
Bristol-Myers Squibb Co.	5,739	339,749
Eli Lilly & Co.	1,655	138,507
Merck & Co., Inc.	3,149	155,529

		1,147,949

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	1,622	188,168

Medical-Hospitals - 0.3%

HCA Holdings, Inc.†	840	64,982

Medical-Wholesale Drug Distribution - 0.4%

McKesson Corp.	414	76,603

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	1,561	85,699

Networking Products - 0.7%

Cisco Systems, Inc.	4,902	128,678

Oil Companies-Exploration & Production - 1.4%

Anadarko Petroleum Corp.	3,370	203,514
Canadian Natural Resources, Ltd.	3,400	66,217

		269,731

Oil-Field Services - 0.4%

Halliburton Co.	1,907	67,413

Optical Supplies - 0.7%

Essilor International SA(1)	1,092	133,385

Real Estate Management/Services - 2.5%

CBRE Group, Inc., Class A†	3,880	124,160
Daito Trust Construction Co., Ltd.(1)	1,160	117,997
Vonovia SE(1)	7,124	228,988

		471,145

Retail-Apparel/Shoe - 1.5%

Hennes & Mauritz AB, Class B(1)	2,747	100,440
Industria de Diseno Textil SA(1)	3,653	122,374
L Brands, Inc.	688	62,010

		284,824

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	650	123,195

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc.†	118	84,990
Dunkin’ Brands Group, Inc.	1,530	74,970

		159,960

Semiconductor Components-Integrated Circuits - 0.8%

NXP Semiconductors NV†	1,729	150,544

Telephone-Integrated - 0.2%

Orange SA(1)	1,945	29,415

Web Portals/ISP - 2.1%

Baidu, Inc. ADR†	429	58,949
Google, Inc., Class C†	564	343,149

		402,098

Total Common Stocks
(cost $11,661,146)		11,652,744

FOREIGN GOVERNMENT OBLIGATIONS - 32.1%
Sovereign - 32.1%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	20,000	14,247
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	105,000	77,595
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	21,807
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	11,367
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	25,000	19,444
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	33,469
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	20,966
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	55,000	42,972
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	30,400
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	141,770
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	103,729
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	15,000	16,714
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	50,000	61,057
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	25,215
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	10,000	18,063

Government of Canada Bonds 1.50% due 02/01/2017	CAD	140,000	106,272
Government of Canada Bonds 1.75% due 09/01/2019	CAD	165,000	128,783
Government of Canada Bonds 2.50% due 06/01/2024	CAD	60,000	49,238
Government of Canada Bonds 3.50% due 12/01/2045	CAD	40,000	38,411
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	35,288
Government of Canada Bonds 5.75% due 06/01/2033	CAD	80,000	92,720
Government of France Bonds zero coupon due 05/25/2020	EUR	25,000	27,751
Government of France Bonds 0.50% due 05/25/2025	EUR	30,000	32,291
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	57,152
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	1,200,000	10,017
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	10,400,000	90,881
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	6,750,000	63,105
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,600,000	51,518
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	70,750
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	19,551
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	1,000,000	10,077
Government of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	26,415
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	6,854
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	26,382
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,085,000	174,376
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	18,212
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	83,038
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	67,645
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	620,000	152,326
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	12,588
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	1,800,000	222,316
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	480,000	64,858
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	18,678
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	185,000
Kingdom of Spain Notes 1.60% due 04/30/2025*	EUR	5,000	5,480
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	12,261
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	14,648
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,285
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,410,000	181,145
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	65,684
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	49,416
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	2,475,000	341,506
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,373
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,994
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	17,066
Republic of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,390
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	14,613
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,358
Republic of Italy Bonds 0.75% due 01/15/2018	EUR	25,000	28,266

Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	25,908
Republic of Italy Senior Bonds 3.75% due 05/01/2021	EUR	30,000	38,515
Republic of Italy Senior Bonds 3.75% due 09/01/2024	EUR	20,000	26,199
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,755
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	200,000	50,675
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	53,393
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	30,000	8,169
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	71,518
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	140,000	40,112
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	570,000	168,908
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	117,884
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	110,646
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	55,000	37,793
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	80,000	58,494
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	430,000	317,276
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,325,000	71,238
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,410,000	76,165
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,295,000	155,815
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,135,000	79,401
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	1,265,000	85,009
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	46,634
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	100,000	155,445
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	30,000	47,069
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	30,000	46,313
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	52,516
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	20,000	36,592
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	40,053
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	60,861
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	74,871
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	98,637
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	172,202
United Mexican States Bonds 8.00% due 12/17/2015	MXN	1,460,300	87,153
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	36,731
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	28,504
United Mexican States FRS Govt. Guar. Notes 8.50% due 12/13/2018	MXN	348,000	22,817
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	11,036
United Mexican States Bonds 10.00% due 12/05/2024	MXN	854,100	64,360
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	8,970

Total Foreign Government Obligations
(cost $6,881,733)			6,056,430

U.S. GOVERNMENT TREASURIES - 2.6%
United States Treasury Bonds - 0.5%

2.88% due 05/15/2043		$10,000	9,968
3.00% due 05/15/2045		20,000	20,467
3.63% due 02/15/2044		35,000	40,249
4.50% due 02/15/2036		15,000	19,669

			90,353

United States Treasury Notes - 2.1%

0.75% due 12/31/2017		125,000	125,052
1.00% due 09/30/2019		75,000	74,400
1.38% due 04/30/2020		45,000	45,120
1.63% due 12/31/2019		70,000	71,050

2.00% due 02/15/2025	75,000	74,707

		390,329

Total U.S. Government Treasuries
(cost $473,943)		480,682

Total Long-Term Investment Securities
(cost $19,016,822)		18,189,856

REPURCHASE AGREEMENTS - 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$75,000	75,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	100,000	100,000
BNP Paribas SA Joint Repurchase Agreement(2)	100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(2)	70,000	70,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(2)	130,000	130,000

Total Repurchase Agreements
(cost $475,000)		475,000

TOTAL INVESTMENTS
(cost $19,491,822)(4)	99.1%	18,664,856
Other assets less liabilities	0.9	175,644

NET ASSETS	100.0%	$18,840,500

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $631,119 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at September 30, 2015. The aggregate value of these securities was $3,217,576 representing 17.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details on Joint Repurchase Agreements.
(3)	Denominated in United States Dollar unless otherwise indicated.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro Dollars

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

PLN Polish Zloty

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2015	Unrealized Appreciation (Depreciation)
4	Short	Euro-Bund	December 2015	$685,104	$698,107	$(13,003)
5	Long	Mini MSCI EAFE Index	December 2015	424,275	412,375	(11,900)
5	Long	S&P E-Mini Index	December 2015	485,987	477,175	(8,812)
6	Short	U.S. Treasury 10YR Notes	December 2015	764,125	772,406	(8,281)

						$(41,996)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CNY	2,160,000	USD	336,187	10/30/2015	$—	$(2,523)
	INR	11,360,000	USD	170,673	10/30/2015	—	(1,894)
	JPY	1,650,000	USD	13,677	10/30/2015	—	(81)
	USD	14,019	AUD	20,000	10/30/2015	—	(2)
	USD	45,285	MYR	200,000	10/30/2015	246	—
	USD	170,361	TWD	5,679,000	10/30/2015	1,294	—
	USD	73,812	ZAR	1,035,000	10/30/2015	515	—
	ZAR	7,417,000	USD	528,947	10/30/2015	—	(3,691)

						2,055	(8,191)

Barclays Bank PLC	USD	210,229	CNY	1,340,000	10/30/2015	—	(103)

BNP Paribas SA	JPY	839,000	USD	6,946	10/30/2015	—	(50)
	PLN	1,960,000	USD	519,670	10/30/2015	4,348	—
	SGD	794,000	USD	554,983	10/30/2015	—	(2,435)
	USD	29,201	ILS	115,000	10/30/2015	121	—
	USD	139,794	SGD	200,000	10/30/2015	613	—

						5,082	(2,485)

Citibank N.A.	EUR	726,000	USD	816,413	10/30/2015	4,841	—
	GBP	338,000	USD	513,395	10/30/2015	2,153	—
	JPY	821,000	USD	6,799	10/30/2015	—	(47)
	USD	470,528	GBP	310,000	10/30/2015	—	(1,638)

						6,994	(1,685)

Commonwealth Bank of Australia	JPY	11,947,000	USD	99,508	10/30/2015	—	(113)
	USD	34,524	JPY	4,145,000	10/30/2015	39	—

						39	(113)

Deutsche Bank AG	CAD	606,000	USD	453,754	10/30/2015	—	(283)
	GBP	5,000	USD	7,594	10/30/2015	31	—
	JPY	1,333,000	USD	11,050	10/30/2015	—	(65)
	USD	25,273	AUD	36,000	10/30/2015	—	(44)
	USD	378,877	CAD	506,000	10/30/2015	236	—
	USD	3,124	NZD	5,000	10/30/2015	66	—

						333	(392)

Goldman Sachs International	EUR	5,000	USD	5,583	10/30/2015	—	(6)
	GBP	12,000	USD	18,206	10/30/2015	56	—
	JPY	2,990,000	USD	24,880	10/30/2015	—	(52)
	USD	13,430	EUR	12,000	10/30/2015	—	(16)
	USD	99,386	JPY	11,900,000	10/30/2015	—	(158)
	USD	13,487	KRW	16,130,000	10/30/2015	106	—
	USD	3,524	MXN	60,000	10/30/2015	17	—
	USD	4,772	SEK	40,000	10/30/2015	9	—

						188	(232)

HSBC Bank USA	EUR	12,000	USD	13,481	10/30/2015	67	—
	JPY	12,779,000	USD	106,387	10/30/2015	—	(171)
	SGD	38,000	USD	26,677	10/30/2015	—	(1)
	USD	13,661	GBP	9,000	10/30/2015	—	(48)
	USD	34,512	JPY	4,144,000	10/30/2015	43	—
	USD	22,132	RUB	1,486,000	10/30/2015	314	—

						424	(220)

JPMorgan Chase Bank	GBP	15,000	USD	22,787	10/30/2015	99	—
	JPY	4,537,000	USD	37,693	10/30/2015	—	(139)
	KRW	55,857,000	USD	46,685	10/30/2015	—	(386)
	SEK	5,375,000	USD	639,424	10/30/2015	—	(3,145)
	USD	14,041	AUD	20,000	10/30/2015	—	(24)
	USD	79,868	KRW	95,525,000	10/30/2015	631	—
	USD	82,084	SEK	690,000	10/30/2015	404	—

						1,134	(3,694)

Morgan Stanley and Co. International PLC	DKK	3,629,000	USD	549,459	10/30/2015	5,640	—
	GBP	2,000	USD	3,038	10/30/2015	13	—
	JPY	834,000	USD	6,905	10/30/2015	—	(49)
	USD	107,500	DKK	710,000	10/30/2015	—	(1,104)

						5,653	(1,153)

National Australia Bank	AUD	803,000	USD	557,129	10/30/2015	—	(5,639)
	USD	303,889	AUD	438,000	10/30/2015	3,076	—
	USD	3,188	NZD	5,000	10/30/2015	2	—

						3,078	(5,639)

Royal Bank of Canada	MXN	9,016,000	USD	521,277	10/30/2015	—	(10,840)
	USD	3,753	CAD	5,000	10/30/2015	—	(7)
	USD	3,469	MXN	60,000	10/30/2015	72	—

						72	(10,847)

Standard Chartered Bank	BRL	419,000	USD	105,013	10/02/2015	—	(676)
	USD	105,465	BRL	419,000	10/02/2015	223	—
	USD	3,512	AUD	5,000	10/30/2015	—	(7)
	USD	103,867	BRL	419,000	11/04/2015	663	—

						886	(683)

State Street Bank and Trust Co.	JPY	11,946,000	USD	99,499	10/30/2015	—	(113)
	NOK	4,082,000	USD	492,041	10/30/2015	12,769	—
	USD	34,516	JPY	4,144,000	10/30/2015	39	—
	USD	77,025	NOK	639,000	10/30/2015	—	(1,999)

						12,808	(2,112)

UBS AG	BRL	419,000	USD	105,465	10/02/2015	—	(223)
	NOK	96,000	USD	11,249	10/30/2015	—	(23)
	USD	116,718	BRL	419,000	10/02/2015	—	(11,030)
	USD	300,976	CHF	293,000	10/30/2015	—	(59)
	USD	30,116	DKK	201,000	10/30/2015	5	—
	USD	3,513	SGD	5,000	10/30/2015	—	(3)
	USD	22,314	ZAR	310,000	10/30/2015	—	(52)

						5	(11,390)

Westpac Banking Corporation	JPY	11,946,000	USD	99,509	10/30/2015	—	(104)
	USD	28,002	HKD	217,000	10/30/2015	—	(2)
	USD	34,519	JPY	4,144,000	10/30/2015	36	—
	USD	3,140	NZD	5,000	10/30/2015	50	—

						86	(106)

Net Unrealized Appreciation/(Depreciation)						$38,837	$(49,045)

AUD - Australian Dollar	INR - Indian Rupee	PLN - Polish Zloty
BRL - Brazilian Real	JPY - Japanese Yen	RUB - Russian Ruble
CAD - Canadian Dollar	KRW - South Korean won	SEK - Swedish Krona
CNY - Chinese Yuan	MXN - Mexican Peso	SGD - Singapore Dollar
DKK - Danish Krone	MYR - Myalaysian Ringgit	TWD - Taiwan Dollar
EUR - Euro Dollar	NOK - Norwegian Krone	USD - United States Dollar
GBP - British Pound Sterling	NZD - New Zealand Dollar	ZAR - South African Rand
ILS - Israeli Shekel

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense-Equipment	$—	$204,441	$—	$204,441
Athletic Footwear	—	95,715	—	95,715
Auto-Cars/Light Trucks	—	175,930	—	175,930
Auto/Truck Parts & Equipment-Original	325,565	40,220	—	365,785
Banks-Commercial	255,544	304,676	—	560,220
Brewery	—	116,304	—	116,304
Cable/Satellite TV	—	224,022	—	224,022
Chemicals-Specialty	—	58,175	—	58,175
Cosmetics & Toiletries	224,936	73,352	—	298,288
Diversified Banking Institutions	482,929	254,268	—	737,197
Diversified Financial Services	—	60,012	—	60,012
Electronic Components-Semiconductors	56,475	116,481	—	172,956
Finance-Other Services	160,968	51,191	—	212,159
Food-Retail	—	201,597	—	201,597
Gas-Distribution	—	38,652	—	38,652
Insurance-Life/Health	—	129,152	—	129,152
Insurance-Property/Casualty	—	104,602	—	104,602
Internet Content-Information/News	—	49,874	—	49,874
Medical Instruments	—	59,323	—	59,323
Medical-Drugs	1,020,959	126,990	—	1,147,949
Optical Supplies	—	133,385	—	133,385
Real Estate Management/Services	124,160	346,985	—	471,145
Retail Apparel/Shoe	62,010	222,814	—	284,824
Telephone-Integrated	—	29,415	—	29,415
Other Industries	5,721,622	—	—	5,721,622
Foreign Government Obligations	—	6,056,430	—	6,056,430
U.S. Government Treasuries	—	480,682	—	480,682
Repurchase Agreements	—	475,000	—	475,000

Total Investments at Value	$8,435,168	$10,229,688	$—	$18,664,856

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$38,837	$—	$38,837

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$41,996	$—	$—	$41,996
Forward Foreign Currency Contracts	—	49,045	—	49,045

Total Other Financial Instruments	$41,996	$49,045	$—	$91,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2015 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2015 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Government and Quality Bond	45.42%	$29,510,000
Growth and Income	1.17	760,000
Growth	2.37	1,540,000
Capital Appreciation	9.91	6,435,000
Natural Resources	0.69	450,000
Strategic Multi-Asset	0.12	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,965,000, a repurchase price of $64,965,180, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	03/31/2020	$15,249,000	$15,295,967
U.S. Treasury Notes	1.88	08/31/2022	50,515,300	51,038,133

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Ownership	Principal Amount
Government and Quality Bond	45.43%	$40,860,000
Growth and Income	1.17	1,050,000
Growth	2.37	2,130,000
Capital Appreciation	9.91	8,910,000
Natural Resources	0.69	625,000
Strategic Multi-Asset	0.11	100,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	07/31/2019	$90,111,000	$91,889,791

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Government and Quality Bond	45.43%	$40,860,000
Growth and Income	1.17	1,050,000
Growth	2.37	2,130,000
Capital Appreciation	9.91	8,910,000
Natural Resources	0.69	625,000
Strategic Multi-Asset	0.11	100,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2015, bearing interest at a rate of 0.07% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,175, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	02/29/2020	$91,343,300	$91,871,264

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Government and Quality Bond	45.43%	$29,175,000
Growth and Income	1.17	750,000
Growth	2.37	1,520,000
Capital Appreciation	9.90	6,360,000
Natural Resources	0.69	445,000
Strategic Multi-Asset	0.11	70,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,215,000, a repurchase price of $64,215,178, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	04/30/2019	$63,988,000	$65,571,063

As of September 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Government and Quality Bond	45.32%	$45,405,000
Growth and Income	1.18	1,180,000
Growth	2.38	2,385,000
Capital Appreciation	9.90	9,915,000
Natural Resources	0.70	700,000
Strategic Multi-Asset	0.13	130,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $100,190,000, a repurchase price of $100,190,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$98,711,000	$101,995,115

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period ended September 30, 2015, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period ended September 30, 2015, the Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: During the period, the Capital Appreciation Portfolio used purchased options contracts to seek protection against a decline in value of the Portfolio’s securities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ended September 30, 2015, none of the Portfolios had transactions in written options.

Written option contracts outstanding at the end of the period, if any, are reported on schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of September 30, 2015, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2015, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Future Contracts(1)(4)	Future Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Total
SA BlackRock Multi-Asset Income	$4,925	$—	$—	$4,925
Strategic Multi-Asset	469	16,475	38,837	55,781

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)(4)	Future Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Total
SA BlackRock Multi-Asset Income	$—	$7,261	$—	$7,261
Strategic Multi-Asset	3	—	49,045	49,048

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$(3,728)
Strategic Multi-Asset	(41,996)

The following table represents the average monthly balances of derivatives held during the period ended September 30, 2015.

	Average Amount Outstanding During the Period
Portfolio	Future Contracts(1)	Forward Foreign Currency Contracts(2)	Purchased Put Options Contracts(1)
Government and Quality Bond	$16,144,602	$—	$—
Capital Appreciation	—	—	163,004
SA BlackRock Multi-Asset Income	3,707,772	—	—
Strategic Multi-Asset	1,597,674	11,350,590	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

Note 4. Federal Income Taxes

As of September 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$33,614,177	$(3,191,038)	$30,423,139	$1,652,659,459
Asset Allocation	20,303,142	(9,645,203)	10,657,939	183,304,554
Growth and Income	21,909,710	(8,927,946)	12,981,764	179,800,189
Growth	39,398,381	(68,148,858)	(28,750,477)	653,232,419
Capital Appreciation	187,744,399	(93,406,549)	94,337,850	1,171,402,406
Natural Resources	1,211,999	(53,921,409)	(52,709,410)	197,507,216
SA BlackRock Multi-Asset Income	—	(1,459,903)	(1,459,903)	20,887,304
Strategic Multi-Asset	772,147	(1,726,704)	(954,557)	19,619,413

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 25, 2015

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	November 25, 2015